As filed with the Securities and Exchange Commission on 8/9/03

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07881

Brazos Mutual Funds
(Exact name of registrant as specified in charter)

5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Address of principal executive offices) (Zip code)

Wayne Willems
5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Name and address of agent for service)

1-800-426-9157
Registrant's telephone number, including area code

Date of fiscal year end: 11/30/04

Date of reporting period: 5/31/04

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
MAY 31, 2004

BRAZOS

SMALL CAP PORTFOLIO

REAL ESTATE SECURITIES PORTFOLIO

MICRO CAP PORTFOLIO

GROWTH PORTFOLIO

MID CAP PORTFOLIO

INVESTMENT ADVISER

JOHN McSTAY
INVESTMENT COUNSEL
5949 SHERRY LANE SUITE 1600
DALLAS, TEXAS 75225

www.brazosfunds.com

BRAZOS MUTUAL FUNDS

Report From Management
Dear Fellow Shareholders, Clients and Friends:

The last six months proved to be a difficult environment to navigate as equity markets were heavily influenced by the ‘‘news of the day’’, election year politics, and the negative geopolitical events occurring in March and April. The investment results for the market indices and for the Class Y shares of each Fund for the six months, one year, five year and since inception periods ended May 31, 2004, are shown in the following table.

	6 Months Ending 05/31/2004 Cumulative	12 Months Ending 05/31/2004 Cumulative	5 Years Ending 05/31/2004 Annualized	5 Years Ending 05/31/2004 Cumulative	Inception to 05/31/2004 Annualized	Inception to 05/31/2004 Cumulative

Brazos Micro Cap Portfolio
Class Y Inception 12/31/97	—5.14%	31.35%	12.13%	77.24%	17.14%	175.79%
Russell 2000 Index(a)	4.53%	30.29%	6.71%	38.27%	5.50%	40.89%

Brazos Small Cap Portfolio
Class Y Inception 12/31/96	—4.48%	15.72%	2.57%	13.53%	9.99%	102.61%
Russell 2000 Index(a)	4.53%	30.29%	6.71%	38.27%	7.64%	72.40%

Brazos Growth Portfolio**
Class Y Inception 12/31/98	0.29%	20.66%	8.40%	49.67%	13.53%	98.76%
S&P 500 Index(b)	6.79%	18.33%	—1.53%	—7.38%	—0.26%	—1.39%

Brazos Mid Cap Portfolio
Class Y Inception 12/31/99	0.56%	17.43%	—	—	3.03%	14.08%
Russell Mid Cap Index(c)	6.91%	27.18%			5.09%	24.48%

Brazos Real Estate Securities Portfolio
Class Y Inception 12/31/96	4.90%	22.47%	11.80%	74.70%	9.89%	101.19%
Morgan Stanley REIT Index(d)	5.51%	25.70%	13.20%	85.73%	9.45%	95.10%
NAREIT Equity Index(e)	6.09%	26.13%	13.50%	88.17%	9.73%	98.82%

**Formerly the Multi Cap Portfolio.

Performance data quoted represents past performance and is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original value. Current performance of the fund may be lower or higher than the performance quoted in the table above. Performance data current to the most recent month end may be obtained by visiting www.brazosfunds.com. Performance shown is for class Y shares, which do not have sales charges. Sales charges would diminish the performance shown. Performance of Class N, B, and II will differ due to the differences in expenses and sales charges. (*Please refer to pages 9 and 10 for additional information on performance).

The markets saw two major rotational themes play out during the six months ended May 31, 2004. First, December and January were led by a continuation of the lower quality (low priced stocks without earnings) stock rally that prevailed over the markets in 2003. Second, after the January 28 Federal Open Market Committee (FOMC) meeting, the Fed changed their posture to guard against the risk of stronger economic growth. With this shift, the market completely reversed course by becoming more risk averse and rewarding value stocks with the lowest price/earnings multiples. This dramatic shift bypassed many of our quality growth stocks that trade at reasonable valuations.

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Report From Management - (continued)

While over the short term the market experienced a dramatic shift between extreme beta and value, we believe the market cannot ignore the broad, improving fundamentals of companies with strong earnings and reasonable valuations. Our investment philosophy of buying good companies with above average earnings growth and strong profitability has been out of favor over the past year. Our investment process is focused on identifying and investing in good companies operating good businesses with attractive financials and with reasonably priced stocks.

While it is frustrating that our style has not been recently rewarded, we believe that our investment methodology works. We believe that we are in the beginning phases of a secular trend for high quality stocks that will once again reward consistent records of strong sales, earnings growth and strong profitability measures which are consistent with the companies in the Funds.

The Brazos Micro Cap Portfolio focuses on companies with market capitalizations of $600 million or lower, or a capitalization of domestic companies represented in the lower 50% of the Russell 2000 Index at the time of purchase.

The Energy and Consumer Discretionary Sectors have been areas of particular strength for the Brazos Micro Cap Fund. Within the Energy Sector, the oil and natural gas producers are benefiting from a substantial upward move in commodity prices due to several reasons. First, oil inventories are near record lows. Second, global demand is increasing, particularly in China and other Asian countries, as these countries recover from the economic slowdown of the past few years. The final reason for the sustainability of today’s oil prices is continuing market concerns regarding political instability in Nigeria and Venezuela, as well as the threat of future terrorist attacks in Iraq and Saudi Arabia. These factors have driven commodity prices to record highs, and we believe they should keep prices near these levels for the remainder of the year.

Brazos Micro Cap Fund’s participation in the Energy Sector included ownership of Quicksilver Resources Inc. (KWK), Crosstex Energy Inc. (XTXI), and Encore Acquisition Co. (EAC), all of which contributed to the Fund’s performance. Quicksilver Resources is an independent oil and gas company engaged in the acquisition, development, exploration, production and sale of natural gas, crude oil and natural gas liquids, as well as the marketing, processing and transmission of natural gas. Quicksilver Resources sells natural gas and crude oil to a variety of customers, including utilities, oil and gas companies or their affiliates, industrial companies, large trading and energy marketing companies, refineries and other users of petroleum products. Crosstex Energy is the holding company whose assets consist almost exclusively of partnership interests in Crosstex Energy, L.P. (the Partnership), a limited partnership engaged in the gathering, transmission, treating, processing and marketing of natural gas. Another energy stock that contributed to the fund’s performance is Encore Acquisition, an independent energy company engaged in the acquisition, development and production of onshore North American oil and natural gas reserves.

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Report From Management - (continued)

Our retail stocks generated growth since the fall due to improved spending trends reflecting the better economy and trends in favor of retail generally. Same store sales comparisons also looked extremely strong during the first half of the year because the last two spring seasons were lackluster due to cooler temperatures. Other economic measures, including interest rates and consumer confidence, remain positive. With all the positives, most retailers just survived a tough few years and, as a result, inventory is tight, spending is controlled, and store expansion is not yet excessive. These improving operations have made retailers more efficient and led to an improvement in margins through the first half of this year.

The Fund’s holdings in the Consumer Discretionary Sector during the period include Helen of Troy Corp. (HELE), Stein Mart Inc. (SMRT), and Guitar Center (GTRC). Helen of Troy is a global designer, developer, importer and distributor of hair care appliances, hairbrushes, combs, hair accessories, hair and skin care liquids and powders and other personal care products. The company owns and actively markets a number of trademarks, including Brut, Vitalis, Final Net, Ammens, Condition 3-in-1, Dazey, Caruso, Karina, DCNL, Nandi, Isobel and WaveRage. Stein Mart is an off-price retailer whose assortment of merchandise features moderate to designer brand-name apparel, as well as accessories, gifts, linens, shoes and fragrances. The company aims to offer the fashion merchandise, service and presentation of traditional department and specialty stores at prices typically 25% to 60% less than department stores. Guitar Center is a retailer of guitars, amplifiers, percussion instruments, keyboards and pro-audio and recording equipment.

The Technology Sector was an area of underperformance for the Fund. Many technology companies continued to meet analyst expectations, but the stocks underperformed as investors took profits and rotated out of the sector in anticipation of rising interest rates and slowing earnings growth. One of the worst performers in the fund was Packateer Inc. (PKTR). The company is a provider of application traffic management systems designed to deliver a set of visibility, control and compression capabilities to enterprise customers and service providers. PKTR was unduly punished towards the end of January, after they announced that they would not have earnings upside for the next couple of quarters as they are ramping sales headcount to take advantage of an improving environment for their bandwidth management companies. Another laggard was Merix Corp. (MERX), a manufacturer of electronic-interconnect solutions for use in sophisticated electronic equipment. The company is benefiting from a $3 billion reduction in industry capacity. The company beat earnings expectations, but had to increase capital expenditures to ramp production at its Wood Village manufacturing plant.

The Micro Cap Portfolio invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

The Brazos Small Cap Portfolio focuses on companies with market capitalizations between $500 million and $2.5 billion, or a capitalization of domestic companies represented in the Russell 2000 Index at the time of initial investment.

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Report From Management - (continued)
Areas of strength for the Brazos Small Cap Fund over the six-month period included the Energy Sector, the Consumer Discretionary Sector and the Drug and Pharmaceutical Industry. As explained in the Brazos Micro Cap section of this letter, the Energy Sector helped performance as commodities continued to rise attributable to low supply and rising demand. Two of the better performing stocks in the group include Tom Brown Inc. (TBI) and Ultra Petroleum Corp. (UPL). Tom Brown is engaged primarily in the exploration for, and the acquisition, development, production, marketing and sale of, natural gas, natural gas liquids and crude oil in North America. The company also, to a lesser extent, conducts exploration and development activities in other areas of the continental United States and Canada. Ultra Petroleum is an independent oil and gas company engaged in the development, production, operation, exploration and acquisition of oil and gas properties. The company’s operations are focused primarily in the Green River Basin of southwest Wyoming and Bohai Bay, offshore China.

The Consumer Discretionary Sector helped the Fund’s performance, particularly due to stocks in the Commercial Services Industry. There are many macro indicators, particularly recent employment statistics, which support our positive investment outlook for the industry. We have seen an upward trend in the monthly Bureau of Labor Statistics (BLS) data on the temporary staffing side, which has historically been a precursor to an improvement in the permanent placement trends. In March 2004, the BLS finally began posting a strong non-farm payroll number which helped confirm our early positions in staffing companies. In addition to the macro indicators which had been improving, we had been hearing positive confirmations earlier from the companies we follow, showing pockets of strength in the light industrial area and also in the finance and accounting segments due to Sarbanes-Oxley work. As a result of these and other factors, we purchased MPS Group Inc. (MPS) and Labor Ready (LRW). MPS is a global provider of business services with over 170 offices throughout the United States, Canada, the United Kingdom and continental Europe. MPS delivers a mix of consulting, solutions and staffing services to various industries in disciplines such as information technology services, finance and accounting, legal, engineering, health care, executive search and human capital automation. Labor Ready is an international provider of temporary employees for manual labor jobs. The company’s customers are primarily businesses in the transportation, warehousing, hospitality, landscaping, construction, light manufacturing, retail, wholesale, sanitation and printing industries.

A few names in the Drugs and Pharmaceuticals Industry that outperformed the market the past six months include MGI Pharma Inc. (MOGN), Ligand Pharmaceuticals (LGND) and Eon Labs (ELAB). MGI Pharma is an oncology-focused biopharmaceutical company that acquires, develops and commercializes proprietary pharmaceutical products that meet cancer patient needs. Ligand discovers, develops and markets drugs that address patients’ medical needs in the areas of cancer, pain, men’s and women’s health or hormone-related health issues, skin diseases, osteoporosis and metabolic, cardiovascular and inflammatory diseases. Finally, Eon Labs is a generic pharmaceutical company engaged in developing, licensing, manufacturing, selling and distributing a range of prescription pharmaceutical products, primarily in the United States.

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Report From Management - (continued)
Specific areas of weakness during the period under review included areas such as the Communications Technology, Semi-Conductor and Production Technology Equipment Industries. Names in these areas include Avanex Inc. (AVNX), Packateer Inc. (PKTR) and Varian Semiconductor Equipment (VSEA). Avanex is a global provider of cost effective, high-performance photonic processing solutions that enable optical communications networks to achieve next-generation performance. The stock met our earnings estimates in the first quarter, but it underperformed as investors took profits in small cap technology names and rotated out of the sector. For a complete description of Packateer, please see the Micro Cap section of this letter. Another stock that underperformed as investors rotated out of technology stocks was Varian Semiconductor, a designer and manufacturer of ion implantation systems required to build the transistors, or switches, at the heart of every integrated circuit. The company also provides support, training and after-market products and services that help its customers to obtain high utilization and productivity, reduce operating costs, and extend capital productivity of customer investment through multiple product generations.

Two other names that hurt the Fund’s performance during the six months ended May 31, 2004, were Schnitzer Steel Industries (SCHN) and Nam Tai Electronics Inc. (NTE). Schnitzer Steel operates in three industry segments: metal processing and recycling (Metals Recycling Business), mini-mill steel manufacturing (Steel Manufacturing Business) and self-service used auto parts (Auto Parts Business). The stock was weak on concerns that demand was slowing down for scrap steel and the possibility that steel inventory in Asia might be building. Nam Tai Electronics is an electronics manufacturing and design services provider to a select group of original equipment manufacturers (OEMs) of telecommunications and consumer electronic products. The stock dropped after reporting a first quarter profit that was lower than the first quarter profit for the previous year.

The Small Cap Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

The Brazos Mid Cap Portfolio focuses on companies with market capitalizations between $2.5 billion and $12 billion, or a capitalization of companies represented in the Russell Mid Cap at the initial time of purchase.

Sectors that contributed to Brazos Mid Cap Fund’s results for the six months ended May 31, 2004, included the Energy, Utilities and Consumer Discretionary Sectors. The reasoning for our interest in the Energy Sector is discussed at length in the Brazos Micro Cap section of this letter. In this Fund, our participation in this sector included positions in Peabody Energy Corp. (BTU), Premcor (PCO), Valero Energy (VLO) and Ultra Petroleum (UPL). Peabody Energy Corporation is a private-sector coal company that owns, through its subsidiaries, majority interests in 29 coal operations located throughout the coal-producing regions in the United States and in Australia. Premcor Inc. is an independent petroleum refiner and supplier of unbranded transportation fuels, heating oil, petrochemical feedstocks, petroleum coke

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Report From Management - (continued)

and other petroleum products in the United States. Valero Energy Corporation is an independent refining and marketing company that owns and operates 15 refineries having a combined throughput capacity of approximately 2.4 million barrels per day. Valero produces premium, environmentally clean products, such as reformulated gasoline, gasoline meeting the specifications of the California Air Resources Board (CARB), CARB diesel fuel, low-sulfur diesel fuel, and oxygenates (liquid hydrocarbon compounds containing oxygen). Please read the Brazos Small Cap section for a complete description of Ultra Petroleum.

Strength in the Utilities Sector was driven by outperformance in the Telecommunications and Gas Distributors Industries. Holdings in the Telecommunications Industry include America Movil S.A. de C.V. (AMX), a provider of wireless communications services in Latin America. Through its Mexican subsidiary, Radiomovil Dipsa, S.A. de C.V. (Telcel), the company provides cellular telecommunications services in all nine regions in Mexico, with a network covering approximately 34% of the geographical area of Mexico, including all major cities, and approximately 90% of Mexico’s population. Participation in the Gas Distributors Industry included Western Gas Resources, Inc. (WGR), a utility company that explores, develops, produces, processes, markets and distributes natural gas and natural gas liquids. The company provides transportation services to producers and energy marketers under fee schedules regulated by state or federal agencies.

As mentioned in the Brazos Small Cap section of this letter, the Commercial Services Industry is receiving a boost from recent macro indicators, particularly recent employment statistics. Two of the Fund’s names in this industry are Robert Half International Inc. (RHI) and Iron Mountain (IRM). Robert Half is a specialized staffing and risk consulting services firm primarily focused on providing temporary and consultant staffing, permanent placement staffing, and risk consulting and internal audit services. Management mentioned that Sarbanes-Oxley legislation and increased focus by corporations on internal audit and accounting functions has created the strongest demand for accountants that it has ever seen. Iron Mountain is a provider of records and information management and related services. Its solutions are designed to help customers manage risks associated with legal and regulatory compliance, protection of vital assets, and business continuity challenges.

The Retail Industry also contributed to the Fund’s strength in the Consumer Discretionary Sector. Consumer demand has been strong and improving operations continue to boost margins through the beginning of the year. Participation in the retail industry included American Eagle Outfitters Inc. (AEOS), Nordstrom Inc. (JWN), and AnnTaylor Stores Corporation (ANN). American Eagle Outfitters is a lifestyle retailer that designs, markets and sells its own brand of relaxed, casual clothing for 15 to 25 year olds, providing merchandise at affordable prices. The stores’ collection offers modern basics like jeans, cargo pants and graphic T-shirts, as well as an assortment of accessories, outerwear and footwear. Nordstrom is a fashion specialty retailer, with 149 United States stores located in 27 states. The company continues to see benefits from its Perpetual Inventory System, which helps management efficiently manage inventory and, in turn, drive margin expansion. AnnTaylor, through its wholly owned subsidiaries, is a specialty retailer of better quality women’s apparel, shoes and accessories in the United States sold primarily under the AnnTaylor and AnnTaylor Loft brands.

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BRAZOS MUTUAL FUNDS

Report From Management - (continued)
The Materials and Processing Sector proved to be an underperformer for the Fund during the six months ended May 31, 2004. Three of the poor performing stocks include Cabot Microelectronics (CCMP), Schnitzer Steel Industries Inc. (SCHN), and Coeur d’Alene Mines Corp. (CDE).  Cabot Microelectronics is a supplier of high-performance polishing slurries used in the manufacture of integrated circuit (IC) devices within the semiconductor industry, in a process called chemical mechanical planarization. The company’s stock declined on two misunderstood comments during a conference call regarding their market position as (1) being displaced at existing customers and (2) cutting prices to maintain market share. Further discussion of Schnitzer Steel can be found in the Small Cap Section of this letter. Coeur d’Alene Mines is engaged, through its subsidiaries, in the operation and/or ownership, development and exploration of silver and gold mining properties and companies located primarily within the United States.

Investing in mid capitalization stocks is more volatile than investing in large company stocks.

The Brazos Growth Fund, by definition, invests primarily in growth companies in a variety of market capitalization ranges (micro cap to large cap).

Areas of strength in the Brazos Growth Fund in the six-month period included the Energy Sector, the Consumer Discretionary Sector and the Financial Services Sector. As mentioned previously in this letter, the Energy Sector contributed to the Fund’s performance due to rising commodity prices. Holdings in the sector included Petrokazakhstan Inc. (PKZ), Premcor Inc. (PCO), and Valero Energy Corporation (VLO). Petrokazakhstan is an integrated, international energy group engaged in the exploration, development and production of oil and gas, the refining of oil and the sale of oil and refined products. During 2003, the company completed a number of key projects, drilled five appraisal wells and hydraulically fracture stimulated one additional well. Further discussion of Premcor and Valero can be found in the Brazos Mid Cap section of this letter.

Within the Consumer Discretionary Sector, the Education Services Industry performed well. These stocks generated growth through tuition increases, strong new student enrollment growth, and operating margin improvement. Additionally, some of these companies have grown through selective acquisitions. Due to a stringent regulatory environment, high barriers to entry exist in the education business. For example, a school must be in operation for at least two years and must meet strict performance requirements in order to offer Title IV funding. This funding is a significant source of revenues for post-secondary providers.

Two of the stronger performers in this industry are Apollo Group, Inc. (APOL) and Bright Horizons Family Solutions (BFAM). Apollo Group provides higher education to working adults. The company operates through its subsidiaries, The University of Phoenix, Inc., University of Phoenix Online, Institute for Professional Development, The College for Financial Planning Institutes Corporation, and Western International University, Inc. The company offers its programs and services at 71 campuses and 121 learning centers in 37 states, Puerto Rico, and Vancouver, British Columbia. Bright Horizons Family Solutions is a provider of workplace services for employers and families, including early care and education and strategic

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Report From Management - (continued)

work/life consulting. Its early care and education centers provide a number of services designed to meet the business objectives of the client and the family needs of the client’s employees. The services are designed to address employers’ ever-changing workplace needs, enhance employee productivity, improve recruitment and retention of employees, reduce absenteeism and help project the image as the employer-of-choice within the employer’s industry.

The reasoning for our interest in the Retail Industry is discussed in detail in the Micro Cap Fund section of this letter. In this Fund, our participation includes positions in Stein Mart Inc. (SMRT), American Eagle Outfitters Inc. (AEOS) and Guitar Center Inc. (GTRC). Further discussion of Stein Mart and Guitar Center can be found in the Micro Cap Fund section of this letter; and American Eagle Outfitters is discussed in the Mid Cap section of the letter.

Within the Financial Data and Processing Services and Software Industry, DST Systems Inc. (DST) and Alliance Data Systems Corporation (ADS) contributed meaningfully to the Fund’s positive performance. DST Systems is a global provider of sophisticated information processing and computer software services and products to the financial services industry (primarily mutual funds, corporations and investment managers), video/broadband/satellite television industry, communications industry and other service industries. Alliance Data Systems is a provider of transaction services, credit services and marketing services in North America. The company focuses on facilitating and managing electronic transactions between its clients and their customers through multiple distribution channels, including in-store, catalog and the Internet. Its credit and marketing services are designed to assist clients in identifying and acquiring new customers, as well as helping to increase the loyalty and profitability of their existing customers.

Two stocks that proved to be underperformers for the Fund were Univision Communications Inc. (UVN) and Odyssey HealthCare Inc. (ODSY). Univision is a Spanish-language media company in the United States. The company operates in four business segments: television, radio, music and the Internet. The stock was weak because a large block of shares came to market from a former large shareholder. There were also some concerns about the improvement of a weak Hispanic TV competitor, Telemundo (owned by NBC). Odyssey HealthCare provides hospice care with a goal of improving the quality of life of terminally ill patients and their families. Hospice services focus on palliative care for patients with life-limiting illnesses, which is care directed at managing pain and other discomforting symptoms and addressing the psychosocial and spiritual needs of patients and their families. The stock was weak after the company issued guidance for the year that was weaker than analysts’ expectations because of the effect that Medicare reimbursement caps would have on revenue.

The Brazos Real Estate Securities Fund
The REIT market finished up slightly during the six months ended May 31, 2004, but the stocks demonstrated extremely high volatility. REIT stocks continued the upward trend that began in 2003.

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Report From Management - (continued)
The stocks produced double-digit returns through the end of March while the equity markets were flat. Driving the outsized returns was the $3.2 billion that flowed into open-end and closed-end mutual funds, not the underlying real estate fundamentals. The REIT market took a dramatic turn on April 2, 2004, when the employment numbers were released which demonstrated strong economic growth and virtually guaranteed that the Fed would begin raising interest rates.

While the fundamentals of REITs are positive as they benefit from the growing economy, the outlook for REIT stocks is not as promising. Investors seem to view REITs as bond substitutes. Indeed the stocks performed very well during the period of declining interest rates. Unfortunately, with the high probability of rising interest rates, REIT investors will be very fortunate to earn the stock’s dividend yield over the next few years.

Funds that concentrate their investments in a specific sector, such as real estate, experience more volatility and are exposed to greater risk than more diversified mutual funds.

We believe the Brazos growth portfolios are well positioned for the remainder of 2004. We believe that strong earnings growth will lend credence to economic recovery. As the economy continues to expand, we believe that Brazos’ high quality companies will grow their earnings ahead of current consensus estimates and ahead of the broader market. The expanding economy has brought with it rising interest rates and a narrowing equity market. Strong earnings growth and reasonable valuations are requirements for successful stocks in 2004.

We believe that growth stocks will perform best in the current environment, and we will continue to focus on those stocks with the best fundamentals, including strong and consistent records of earnings and sales growth, outstanding and innovative products and/or services, sound management, superior profitability measures, and excellent sponsorship. We believe that investing in high quality companies with above average earnings growth works and should be rewarded.

Finally, we thank you for your continued support of the Brazos Mutual Funds.

Sincerely,

John McStay Investment Counsel

Opinions expressed are those of John McStay Investment Counsel and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Please refer to the report for additional information, including portfolio holdings. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

* Investment performance reflects voluntary fee waivers and expense reimbursements in effect. In the absence of such waivers and reimbursements, total return would be reduced. The longer-term performance results presented for the Micro Cap, Small Cap, Mid Cap, and Growth Funds reflect periods of above average performance attributable in part to investments in certain securities during their initial public offering or other non-recurring factors. In particular, the

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Report From Management - (continued)

returns for certain periods, such as 1997 and 1999 for Small Cap, 1998 and 1999 for Micro Cap, 2000 for Mid Cap, and 1999 for Growth, reflect substantial benefits from first-day realized or unrealized gains from participation in initial public offerings. It is unlikely that the Funds will benefit to the same extent from these types of gains in the future, especially if a Fund’s assets remain at current levels or if they increase. Returns are shown net of fees.  Stocks of micro cap, small cap and mid cap companies are more volatile than stocks of large cap companies. The Brazos Real Estate Fund is non-diversified, meaning it concentrates its assets in fewer individual holdings than a diversified fund; therefore, it is more exposed to individual stock volatility than a diversified fund. Effective Janu-ary 26, 2004, the Real Estate Fund changed its primary investment strategy so as to seek to track the performance of the Morgan Stanley REIT Index by investing principally in the securities of REITs included in the index. The performance information reflects periods of time when John McStay Investment Counsel actively managed the fund.

(a)	The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. Companies in the Russell 3000 Index, as ranked by market capitalization.

(b)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

(c)	The Russell MidCap Index consists of the 800 smallest companies in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the Russell 1000 Index.

(d)
The Morgan Stanley REIT Index tracks the performance of publicly traded real estate investment trusts (‘‘REITS’’). The Morgan Stanley REIT replaces the NAREIT Equity Index as the Real Estate Fund’s comparable broad-based securities market index.

(e)	The National Association of Real Estate Investment Trusts (NAREIT) Total Return Equity REIT Index is a total return performance index of all equity REITs tracked by NAREIT.

You cannot invest directly in an index.

Distributed by Quasar Distributors, LLC. 07/04.

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BRAZOS MUTUAL FUNDS - SMALL CAP PORTFOLIO
May 31, 2004
Portfolio of Investments (Unaudited)
Security Description	Shares	Value

COMMON STOCK – 97.4%
BUSINESS SERVICES – 16.0%
The Corporate Executive Board Company	151,290	$8,269,511
Corrections Corporation of America†	192,800	7,376,528
Digitas Inc.†	615,139	5,690,036
Euronet Worldwide, Inc.†	161,200	3,705,988
Global Imaging Systems, Inc.†	226,460	7,667,936
Labor Ready, Inc.†	365,945	4,453,551
MPS Group, Inc.†	717,990	7,955,329
Ptek Holdings, Inc.†	429,200	4,502,308
Resources Connection, Inc.†	297,786	12,691,639
Stericycle, Inc.†	132,519	6,099,850

		68,412,676

CONSUMER DURABLES – 1.1%
Champion Enterprises, Inc.†	512,300	4,790,005

CONSUMER MERCHANDISING – 11.3%
Aaron Rents, Inc.	176,035	5,237,041
American Eagle Outfitters, Inc.†	183,200	5,305,472
AnnTaylor Stores Corporation†	238,865	6,762,254
Fossil, Inc.†	242,300	5,757,048
Guitar Center, Inc.†	101,900	4,371,510
Insight Enterprises, Inc.†	351,109	6,446,361
Netflix Inc.†	251,176	8,293,832
Orbitz, Inc. – Class A†	185,900	3,764,475
Select Comfort Corporation†	74,200	2,010,820

		47,948,813

CONSUMER NON DURABLES – 4.5%
Central Garden & Pet Company†	127,600	4,742,892
Helen of Troy Limited† f	256,168	8,563,696
Quiksilver, Inc.†	256,113	5,934,138

		19,240,726

CONSUMER SERVICES – 9.9%
Bright Horizons Family Solutions, Inc.†	111,703	5,519,245
Education Management Corporation†	134,489	4,650,630
ITT Educational Services, Inc.†	109,100	4,463,281
Multimedia Games, Inc.	179,000	4,040,030
SkillSoft PLC† ADR	861,318	8,613,180
Shuffle Master, Inc.†	84,550	2,829,889
Strayer Education, Inc.	57,339	6,685,154
Universal Technical Institute Inc.†	137,500	5,607,250

		42,408,659

DEFENSE – 2.1%
FLIR Systems, Inc.†	184,898	9,096,982

See Notes to Financial Statements

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BRAZOS MUTUAL FUNDS - SMALL CAP PORTFOLIO
May 31, 2004
Portfolio of Investments (Unaudited) - (continued)

Security Description	Shares	Value

COMMON STOCK (continued)
ELECTRONIC COMPONENTS – 5.4%
Anaren, Inc.†	164,200	$2,614,064
Emulex Corporation†	125,200	2,338,736
Integrated Circuit Systems, Inc.†	172,300	4,731,358
Littelfuse, Inc.†	72,200	2,856,232
Micrel, Incorporated†	353,000	5,213,810
Microsemi Corporation†	43,500	532,440
Semtech Corporation†	195,800	4,918,496

		23,205,136

ELECTRONIC TECHNOLOGY – 3.0%
Cognex Corporation	255,100	8,454,014
Intervoice, Inc.†	322,400	4,516,824

		12,970,838

ENERGY – 6.5%
Arch Coal, Inc.	242,314	7,875,205
Forest Oil Corporation†	133,467	3,323,328
Premcor Inc.†	195,800	7,172,154
Quicksilver Resources Inc.†	105,800	5,165,156
Western Gas Resources, Inc.	75,200	4,158,560

		27,694,403

FINANCIAL SERVICES & SOFTWARE – 0.9%
iPayment Holdings, Inc.†	91,000	3,817,450

HEALTHCARE PRODUCTS – 10.5%
The Cooper Companies, Inc.	235,366	12,992,203
Eon Labs, Inc.†	58,326	4,405,363
K-V Pharmaceutical Company†	170,057	4,336,454
Ligand Pharmaceuticals Incorporated – Class B†	205,700	4,204,508
The Medicines Company†	143,400	4,610,310
Medicis Pharmaceutical Corporation	269,998	11,426,315
MGI Pharma, Inc.†	42,533	2,735,297

		44,710,450

HEALTHCARE SERVICES – 5.2%
Inveresk Research Group, Inc.†	264,091	7,943,857
PSS World Medical, Inc.†	653,700	6,569,685
United Surgical Partners International, Inc.†	200,758	7,831,570

		22,345,112

HEALTHCARE TECHNOLOGY – 2.0%
Martek Biosciences Corporation†	118,725	7,594,838
Wright Medical Group, Inc.†	30,900	1,003,014

		8,597,852

See Notes to Financial Statements

12

BRAZOS MUTUAL FUNDS - SMALL CAP PORTFOLIO
May 31, 2004
Portfolio of Investments (Unaudited) - (continued)

Security Description	Shares	Value

COMMON STOCK (continued)
MEDIA – 2.4%
Cumulus Media Inc. – Class A†	334,036	$6,193,027
Radio One, Inc. – Class D†	243,233	4,203,066

		10,396,093

TECHNOLOGY SERVICES & SOFTWARE – 6.0%
Hyperion Solutions Corporation†	161,500	6,401,860
National Instruments Corporation	303,856	9,793,279
OPNET Technologies, Inc.†	164,684	2,294,048
Websense, Inc.†	214,619	6,949,363

		25,438,550

TELECOMMUNICATIONS – 2.1%
Polycom, Inc.†	199,405	4,085,809
Powerwave Technologies, Inc.†	601,700	4,819,617

		8,905,426

TRADITIONAL HEAVY INDUSTRY – 6.0%
Chicago Bridge & Iron Company N.V. NYS f	200,800	5,803,120
Joy Global Inc.	267,022	7,343,105
Kennametal Inc.	144,400	6,151,440
United Rentals, Inc.†	354,984	6,070,226

		25,367,891

TRANSPORTATION – 2.5%
Pinnacle Airlines Corp.†	316,489	4,256,777
SkyWest, Inc.	126,596	2,117,951
Werner Enterprises, Inc.	216,600	4,134,894

		10,509,622

TOTAL COMMON STOCK (Cost $380,759,518)		415,856,684

SHORT-TERM SECURITIES – 6.2%
MONEY MARKET FUNDS – 6.2%
SEI Daily Income Trust Government Fund	13,152,696	13,152,696
SEI Daily Income Trust Treasury Fund	13,152,695	13,152,695

TOTAL SHORT-TERM SECURITIES (Cost $26,305,391)		26,305,391

Total Investments – 103.6% (Cost $407,064,909)		442,162,075
Liabilities In Excess of Other Assets – (3.6)%		(16,484,310)

Net Assets – 100.0%		$426,677,765

†	Non-income producing security
f	Foreign Security
ADR	American Depository Receipt
NYS	New York Shares

See Notes to Financial Statements

13

BRAZOS MUTUAL FUNDS - REAL ESTATE SECURITIES PORTFOLIO
May 31, 2004
Portfolio of Investments (Unaudited)

Security Description	Shares	Value

REIT STOCK – 96.2%
APARTMENTS – 15.9%
Amli Residential Properties Trust	3,590	$99,587
Apartment Investment & Management Company	13,270	383,238
Archstone-Smith Trust	27,590	801,489
Associated Estates Realty Corporation	2,770	22,160
Avalonbay Communities, Inc.	10,090	549,400
BRE Properties, Inc.	7,110	246,006
Camden Property Trust	5,660	264,379
Cornerstone Realty Income Trust, Inc.	7,900	64,859
Equity Residential	39,520	1,163,469
Essex Property Trust, Inc.	3,250	213,037
Gables Residential Trust	4,130	139,387
Home Properties, Inc.	4,610	182,464
Mid-America Apartment Communities, Inc.	2,850	100,548
Post Properties, Inc.	5,630	163,833
Summit Properties Inc.	4,460	103,338
Town & Country Trust	2,480	60,338
United Dominion Realty Trust, Inc.	18,070	360,316

		4,917,848

DIVERSIFIED – 8.0%
Bedford Property Investors, Inc.	2,350	69,160
Capital Automotive REIT	5,140	141,350
Colonial Properties Trust	3,800	146,034
Correctional Properties Trust	1,560	43,992
Crescent Real Estate Equities Company	14,090	236,712
Entertainment Properties Trust	3,080	110,880
Getty Realty Corporation	3,500	83,300
Investors Real Estate Trust	5,790	56,742
Keystone Property Trust	4,340	103,813
Lexington Corporate Properties Trust	6,830	130,795
Mission West Properties Inc.	2,540	30,810
One Liberty Properties, Inc.	1,380	24,771
PS Business Parks, Inc.	3,080	119,196
Sizeler Property Investors, Inc.	1,870	17,148
U.S. Restaurant Properties, Inc.	3,200	50,816
Vornado Realty Trust	16,920	924,678
Washington Real Estate Investment Trust	5,900	166,793

		2,456,990

See Notes to Financial Statements

14

BRAZOS MUTUAL FUNDS - REAL ESTATE SECURITIES PORTFOLIO
May 31, 2004
Portfolio of Investments (Unaudited) - (continued)

Security Description	Shares	Value

REIT STOCK (continued)
HEALTHCARE – 5.3%
Health Care Property Investors, Inc.	18,660	$448,400
Health Care REIT, Inc.	7,250	235,262
Healthcare Realty Trust, Inc.	6,100	222,955
Nationwide Health Properties, Inc.	9,430	182,282
OMEGA Healthcare Investors, Inc.	6,570	62,941
Senior Housing Properties Trust	9,000	146,520
Universal Health Realty Income Trust	1,670	46,042
Ventas, Inc.	11,850	276,342

		1,620,744

INDUSTRIAL – 6.9%
AMB Property Corporation	11,610	383,710
Catellus Development Corporation	14,600	356,678
CenterPoint Properties Trust	3,280	241,572
EastGroup Properties, Inc.	2,970	94,298
First Industrial Realty Trust, Inc.	5,770	206,797
Monmouth Real Estate Investment Corporation – Class A	2,270	16,798
ProLogis	25,690	823,621

		2,123,474

LODGING/RESORTS – 4.2%
Boykin Lodging Company†	2,470	18,105
Equity Inns Inc.	6,380	56,272
FelCor Lodging Trust Inc.†	8,380	89,163
Hersha Hospitality Trust	1,930	19,223
Hospitality Properties Trust	9,530	390,063
Host Marriott Corporation†	46,010	564,083
Innkeepers USA Trust	5,340	47,900
LaSalle Hotel Properties	3,800	91,770
Winston Hotels, Inc.	3,740	34,894

		1,311,473

MANUFACTURED HOMES – 0.8%
American Land Lease, Inc.	1,030	18,849
Manufactured Home Communities, Inc.	3,250	100,912
Sun Communities, Inc.	2,700	99,846
United Mobile Homes, Inc.	1,180	15,635

		235,242

MIXED: OFFICE/INDUSTRIAL – 4.4%
Duke Realty Corporation	19,570	633,285
Liberty Property Trust	11,860	473,095
Reckson Associates Realty Corporation	9,350	243,287

		1,349,667

See Notes to Financial Statements

15

BRAZOS MUTUAL FUNDS - REAL ESTATE SECURITIES PORTFOLIO
May 31, 2004
Portfolio of Investments (Unaudited) - (continued)

Security Description	Shares	Value

REIT STOCK (continued)
OFFICE – 18.6%
Alexandria Real Estate Equities, Inc.	2,750	$151,112
American Financial Realty Trust	15,430	219,569
Arden Realty, Inc.	9,270	274,855
Boston Properties, Inc.	14,950	737,932
Brandywine Realty Trust	6,480	174,312
CarrAmerica Realty Corporation	7,680	225,178
Corporate Office Properties Trust	4,760	110,432
Cousins Properties, Inc.	6,950	217,466
Equity Office Properties Trust	56,940	1,534,533
Glenborough Realty Trust Incorporated	4,510	85,735
Highwoods Properties, Inc.	7,600	172,748
HRPT Properties Trust	25,150	247,728
Kilroy Realty Corporation	4,020	137,162
Koger Equity	3,810	84,582
Mack-Cali Realty Corporation	8,520	340,459
Maguire Properties, Inc.	6,050	148,830
Prentiss Properties Trust	6,290	207,570
Parkway Properties, Inc.	1,550	62,078
SL Green Realty Corp.	5,420	246,610
Trizec Properties, Inc.	21,460	354,305

		5,733,196

REGIONAL MALLS – 14.3%
CBL & Associates Properties, Inc.	4,300	229,276
General Growth Properties, Inc.	30,890	907,548
Glimcher Realty Trust	4,980	111,203
The Macerich Company	8,350	377,838
The Mills Corp.	7,140	313,803
Pennsylvania Real Estate Investment Trust	5,080	169,164
The Rouse Company	14,520	662,838
Simon Property Group, Inc.	28,880	1,489,342
Taubman Centers, Inc.	7,150	159,445

		4,420,457

SHOPPING CENTERS – 14.0%
Acadia Realty Trust	3,900	49,920
Cedar Shopping Centers Inc.	2,340	26,185
Chelsea Property Group, Inc.	6,200	340,876
Commercial Net Lease Realty	7,240	123,587
Developers Diversified Realty Corporation	14,420	495,904
Equity One, Inc.	9,910	176,398
Federal Realty Investment Trust	7,300	291,270
Heritage Property Investment Trust	6,620	178,343
Kimco Realty Corporation	15,710	721,874
Kramont Realty Trust	3,420	55,130

See Notes to Financial Statements

16

BRAZOS MUTUAL FUNDS - REAL ESTATE SECURITIES PORTFOLIO
May 31, 2004
Portfolio of Investments (Unaudited) - (continued)

Security Description	Shares	Value

REIT STOCK (continued)
SHOPPING CENTERS (continued)
New Plan Excel Realty Trust	14,110	$335,959
Pan Pacific Retail Properties, Inc.	5,720	263,120
Price Legacy Corporation	5,140	94,370
Ramco-Gershenson Properties Trust	2,390	57,838
Realty Income Corporation	5,630	224,919
Regency Centers Corporation	8,570	345,371
Saul Centers, Inc.	2,270	67,078
Tanger Factory Outlet Centers, Inc.	1,890	73,370
Urstadt Biddle Properties – Class A	2,650	36,570
Weingarten Realty Investors	12,120	375,356

		4,333,438

STORAGE – 3.8%
Public Storage, Inc.	18,140	834,259
Shurgard Storage Centers, Inc.	6,470	242,625
Sovran Self Storage, Inc.	2,090	78,605

		1,155,489

TOTAL REIT STOCKS (Cost $27,769,827)		29,658,018

EXCHANGE TRADED FUNDS – 2.3%
iShares Cohen & Steers Realty Majors Index Fund	6,500	705,250

TOTAL EXCHANGE TRADED FUNDS (Cost $954,519)		705,250

SHORT-TERM SECURITIES – 0.3%
SEI Daily Income Trust Government Fund	49,690	49,690
SEI Daily Income Trust Treasury Fund	49,691	49,691

TOTAL SHORT-TERM SECURITIES (Cost $99,381)		99,381

Total Investments – 98.8% (Cost $28,823,727)		30,462,649
Other Assets In Excess of Liabilities –1.2%		383,617

Net Assets – 100.0%		$30,846,266

†	Non-income producing security

See Notes to Financial Statements

17

BRAZOS MUTUAL FUNDS - MICRO CAP PORTFOLIO
May 31, 2004
Portfolio of Investments (Unaudited)

Security Description	Shares	Value

COMMON STOCK – 97.5%
BUSINESS SERVICES – 18.4%
CoStar Group Inc.†	109,900	$4,547,662
Digitas Inc.†	349,400	3,231,950
Euronet Worldwide, Inc.†	272,900	6,273,971
Kforce Inc.†	506,500	4,639,540
Labor Ready, Inc.†	325,600	3,962,552
MAXIMUS, Inc.†	142,300	5,114,262
Ptek Holdings, Inc.†	372,700	3,909,623
Resources Connection, Inc.†	132,700	5,655,674

		37,335,234

CONSUMER DURABLES – 2.1%
Cavalier Homes, Inc.†	594,500	3,352,980
Champion Enterprises, Inc.†	102,700	960,245

		4,313,225

CONSUMER MERCHANDISING – 14.1%
Aaron Rents, Inc.	157,950	4,699,013
Deckers Outdoor Corporation†	175,000	4,375,000
Goody’s Family Clothing, Inc.	312,100	3,726,474
Guitar Center, Inc.†	89,500	3,839,550
Insight Enterprises, Inc.†.	210,500	3,864,780
Stein Mart, Inc.†	527,300	7,614,212
Total Entertainment Restaurant Corp.†	28,119	367,487

		28,486,516

CONSUMER NON DURABLES – 3.1%
Central Garden & Pet Company†	56,400	2,096,388
Helen of Troy Limited† f	127,200	4,252,296

		6,348,684

CONSUMER SERVICES – 7.6%
Bright Horizons Family Solutions, Inc.†	117,110	5,786,405
eCollege.com†	263,100	4,427,973
Multimedia Games, Inc.†	131,800	2,974,726
SkillSoft PLC† ADR	231,000	2,310,000

		15,499,104

DEFENSE – 0.5%
DigitalNet Holdings, Inc.†	37,400	901,340

ELECTRONIC COMPONENTS – 2.7%
Anaren, Inc.†	158,400	2,521,728
PLX Technology, Inc.†	200,200	2,984,982

		5,506,710

See Notes to Financial Statements

18

BRAZOS MUTUAL FUNDS - MICRO CAP PORTFOLIO
May 31, 2004
Portfolio of Investments (Unaudited) - (continued)

Security Description	Shares	Value

COMMON STOCK (continued)
ELECTRONIC TECHNOLOGY – 4.3%
Intervoice, Inc.†	466,700	$6,538,467
Packateer, Inc.†	150,000	2,143,500

		8,681,967

ENERGY – 8.2%
Crosstex Energy, Inc.	127,500	5,339,700
Encore Acquisition Company†	101,960	2,865,076
Giant Industries, Inc.†	117,600	2,201,472
Plug Power Inc.†	15,000	114,180
Quicksilver Resources Inc.†	123,500	6,029,270

		16,549,698

FINANCIAL INSTITUTIONS – 1.2%
American Safety Insurance Holdings, Ltd.†	173,300	2,360,346

FINANCIAL SERVICES & SOFTWARE – 3.3%
iPayment Holdings, Inc.†	159,700	6,699,415

HEALTHCARE PRODUCTS – 3.8%
Able Laboratories, Inc.†	115,300	2,144,580
Bradley Pharmaceuticals, Inc.†	142,500	3,317,400
DJ Orthopedics Incorporated†	92,400	2,155,692

		7,617,672

HEALTHCARE SERVICES – 4.9%
Omnicell, Inc.†	113,800	1,519,230
Psychiatric Solutions, Inc.†	169,500	4,200,210
Symbion, Inc.†	125,000	2,005,000
United Surgical Partners International, Inc.†	57,000	2,223,570

		9,948,010

HEALTHCARE TECHNOLOGY – 3.5%
Aspect Medical Systems, Inc.†	257,500	3,919,150
Lexicon Genetics Incorporated†	461,500	3,235,115

		7,154,265

MEDIA – 1.2%
Gray Television, Inc.	171,700	2,419,253

TECHNOLOGY SERVICES & SOFTWARE – 8.7%
Citadel Security Software Inc.†	725,100	2,537,850
OPNET Technologies, Inc.†	239,404	3,334,898
SupportSoft, Inc.†	388,100	3,811,142
Websense, Inc.†	242,300	7,845,674

		17,529,564

See Notes to Financial Statements

19

BRAZOS MUTUAL FUNDS - MICRO CAP PORTFOLIO
May 31, 2004
Portfolio of Investments (Unaudited) - (continued)

Security Description	Shares	Value

COMMON STOCK (continued)
TRADITIONAL HEAVY INDUSTRY – 3.9%
Spartan Motors, Inc.	219,800	$2,547,482
Sypris Solutions, Inc.	285,700	5,428,300

		7,975,782

TRANSPORTATION – 6.0%
Hub Group, Inc. – Class A†	120,800	3,952,576
Old Dominion Freight Line, Inc.†	165,525	4,596,629
Pinnacle Airlines Corp.†	272,000	3,658,400

		12,207,605

TOTAL COMMON STOCK (Cost $170,133,941)		197,534,390

SHORT-TERM SECURITIES – 3.1%
SEI Daily Income Trust Government Fund	3,103,474	3,103,474
SEI Daily Income Trust Treasury Fund	3,103,474	3,103,474

Total Short-Term Securities (Cost $6,206,948)		6,206,948

Total Investments – 100.6% (Cost $176,340,889)		203,741,338
Liabilities In Excess of Other Assets – (0.6)%		(1,224,311)

Net Assets – 100.0%		$202,517,027

†	Non-income producing security
f	Foreign Security
ADR	American Depository Receipt

See Notes to Financial Statements

20

BRAZOS MUTUAL FUNDS - GROWTH PORTFOLIO
May 31, 2004
Portfolio of Investments (Unaudited)

Security Description	Shares	Value

COMMON STOCK – 98.3%
BUSINESS SERVICES – 12.9%
Computer Sciences Corporation†	16,700	$727,953
The Corporate Executive Board Company	26,400	1,443,024
Iron Mountain Incorporated†	13,300	588,791
Labor Ready, Inc.†	63,700	775,229
Monster Worldwide Inc.†	46,100	1,166,791
MPS Group, Inc.†	88,400	979,472
Resources Connection, Inc.†	42,300	1,802,826
Robert Half International Inc.	64,200	1,796,316

		9,280,402

CONSUMER DURABLES – 1.5%
Mohawk Industries, Inc.†	14,200	1,054,208

CONSUMER MERCHANDISING – 16.6%
American Eagle Outfitters, Inc.†	36,100	1,045,456
AnnTaylor Stores Corporation†	41,700	1,180,527
CDW Corporation	29,100	2,044,566
Circuit City Stores, Inc.	48,600	581,742
Coach, Inc.†	33,100	1,443,491
Guitar Center, Inc.†	36,800	1,578,720
Netflix Inc.†	44,200	1,459,484
Nordstrom, Inc.	39,200	1,589,560
Stein Mart, Inc.†	67,500	974,700

		11,898,246

CONSUMER NON DURABLES – 3.4%
Archer-Daniels-Midland Company	44,000	731,720
NBTY, Inc.†	46,400	1,712,624

		2,444,344

CONSUMER SERVICES – 10.6%
Apollo Group, Inc.†	11,900	1,116,220
Bright Horizons Family Solutions, Inc.†	22,600	1,116,666
Caesars Entertainment, Inc.†	143,300	1,973,241
Corinthian Colleges, Inc.†	16,800	477,288
International Game Technology	18,300	719,190
Mandalay Resort Group	13,300	729,505
SkillSoft PLC† ADR	149,900	1,499,000

		7,631,110

ELECTRONIC COMPONENTS – 4.4%
Amphenol Corporation†	22,900	746,540
Intel Corporation	25,100	716,605
Microsemi Corporation†	7,300	89,352

See Notes to Financial Statements

21

BRAZOS MUTUAL FUNDS - GROWTH PORTFOLIO
May 31, 2004
Portfolio of Investments (Unaudited) - (continued)

Security Description	Shares	Value

COMMON STOCK (continued)
ELECTRONIC COMPONENTS (continued)
National Semiconductor Corporation†	32,300	$699,941
Silicon Laboratories Inc.†	18,100	944,639

		3,197,077

ELECTRONIC TECHNOLOGY – 5.2%
Cognex Corporation	44,500	1,474,730
Jabil Circuit, Inc.†	36,200	1,024,822
Zebra Technologies Corporation†	15,750	1,273,860

		3,773,412

ENERGY – 10.5%
Crosstex Energy, Inc.	43,500	1,821,780
Encore Acquisition Company†	28,700	806,470
Peabody Energy Corporation	23,700	1,178,838
PetroKazakhstan Inc. – Class A f	38,300	1,021,461
Premcor Inc.†	31,400	1,150,182
Valero Energy Corporation	12,600	832,986
Western Gas Resources, Inc.	13,200	729,960

		7,541,677

FINANCIAL SERVICES & SOFTWARE – 2.2%
Alliance Data Systems Corporation†	26,000	962,260
DST Systems, Inc.†	12,800	614,912

		1,577,172

HEALTHCARE PRODUCTS – 7.2%
The Cooper Companies, Inc.	25,800	1,424,160
Fisher Scientific International Inc.†	27,700	1,590,257
Medicis Pharmaceutical Corporation	37,700	1,595,464
Teva Pharmaceutical Industries Ltd. ADR	8,000	529,360

		5,139,241

HEALTHCARE SERVICES – 3.0%
Caremark Rx, Inc.†	31,700	989,040
Covance Inc.†	33,100	1,198,882

		2,187,922

HEALTHCARE TECHNOLOGY – 0.9%
Martek Biosciences Corporation†	10,300	658,891

MEDIA - 4.0%
Cumulus Media Inc. – Class A†	41,200	763,848
Radio One, Inc. – Class D†	60,600	1,047,168
Univision Communications Inc. – Class A†	32,300	1,051,365

		2,862,381

See Notes to Financial Statements

22

BRAZOS MUTUAL FUNDS - GROWTH PORTFOLIO
May 31, 2004
Portfolio of Investments (Unaudited) - (continued)

Security Description	Shares	Value

COMMON STOCK (continued)
TECHNOLOGY SERVICES & SOFTWARE – 6.4%
Flextronics International Ltd.† f	48,800	$856,928
National Instruments Corporation	46,350	1,493,860
Red Hat, Inc.†	31,100	849,963
Symantec Corporation†	29,900	1,369,420

		4,570,171

TELECOMMUNICATIONS – 1.1%
Polycom, Inc.†	37,300	764,277

TRADITIONAL HEAVY INDUSTRY – 6.8%
Deere & Company	13,000	854,100
MSC Industrial Direct Co., Inc. – B Shares†	39,000	1,127,100
Pentair, Inc.	13,400	821,152
Rockwell Automation, Inc.	30,600	1,036,116
United Rentals, Inc.†	62,800	1,073,880

		4,912,348

UTILITIES – 1.6%
America Movil S.A. de C.V. ADR	31,700	1,111,085

TOTAL COMMON STOCK (Cost $62,425,168)		70,603,964

SHORT-TERM SECURITIES – 1.4%
MONEY MARKET FUNDS – 1.4%
SEI Daily Income Trust Government Fund	512,551	512,551
SEI Daily Income Trust Treasury Fund	512,550	512,550

TOTAL SHORT-TERM SECURITIES (Cost $1,025,101)		1,025,101

Total Investments – 99.7% (Cost $63,450,269)		71,629,065
Other Assets In Excess of Liabilities – 0.3%.		183,052

Net Assets – 100.0%		$71,812,117

†	Non-income producing security
f	Foreign Security
ADR	American Depository Receipt

See Notes to Financial Statements

23

BRAZOS MUTUAL FUNDS - MID CAP PORTFOLIO
May 31, 2004
Portfolio of Investments (Unaudited)

Security Description	Shares	Value

COMMON STOCK – 99.6%
BUSINESS SERVICES – 8.9%
Computer Sciences Corporation†	36,600	$1,595,394
The Corporate Executive Board Company	55,900	3,055,494
Iron Mountain Incorporated†	27,200	1,204,144
Monster Worldwide Inc.†	93,100	2,356,361
Robert Half International Inc.	135,900	3,802,482
Stericycle, Inc.†	29,400	1,353,282

		13,367,157
CONSUMER DURABLES – 1.5%
Mohawk Industries, Inc.†	30,200	2,242,048

CONSUMER MERCHANDISING – 14.8%
American Eagle Outfitters, Inc.†	73,800	2,137,248
AnnTaylor Stores Corporation†	88,350	2,501,188
CDW Corporation	60,400	4,243,704
Circuit City Stores, Inc.	106,200	1,271,214
Coach, Inc.†	58,600	2,555,546
Netflix Inc.†	94,100	3,107,182
Nordstrom, Inc.	120,700	4,894,385
Williams-Sonoma, Inc.†	48,400	1,546,380

		22,256,847

CONSUMER NON DURABLES – 2.3%
NBTY, Inc.†	96,600	3,565,506

CONSUMER SERVICES – 9.4%
Apollo Group, Inc.†	22,350	2,096,430
Caesars Entertainment, Inc.†	293,100	4,035,987
Corinthian Colleges, Inc.†	57,100	1,622,211
Education Management Corporation†	48,800	1,687,504
International Game Technology	40,200	1,579,860
ITT Educational Services, Inc.†	37,900	1,550,489
Mandalay Resort Group	28,200	1,546,770

		14,119,251

ELECTRONIC COMPONENTS – 5.5%
Amphenol Corporation†	48,600	1,584,360
Marvell Technology Group Ltd.† f	35,700	1,698,249
Microchip Technology Incorporated	49,200	1,560,132
National Semiconductor Corporation†	70,200	1,521,234
Silicon Laboratories Inc.†	37,000	1,931,030

		8,295,005

See Notes to Financial Statements

24

BRAZOS MUTUAL FUNDS - MID CAP PORTFOLIO
May 31, 2004
Portfolio of Investments (Unaudited) - (continued)

Security Description	Shares	Value

COMMON STOCK (continued)
ELECTRONIC TECHNOLOGY – 4.9%
Cognex Corporation	94,300	$3,125,102
Jabil Circuit, Inc.†	54,100	1,531,571
Zebra Technologies Corporation†	33,300	2,693,304

		7,349,977

ENERGY – 8.0%
Peabody Energy Corporation	50,400	2,506,896
PetroKazakhstan Inc. – Class A f	81,700	2,178,939
Premcor Inc.†	6,700	2,454,210
Valero Energy Corporation	26,700	1,765,137
Western Gas Resources, Inc.	28,200	1,559,460
XTO Energy, Inc.	65,832	1,662,258

		12,126,900

FINANCIAL INSTITUTIONS – 1.9%
CapitalSource Inc.†	88,500	1,923,105
E*TRADE Financial Corporation†	83,000	947,030

		2,870,135

FINANCIAL SERVICES & SOFTWARE – 2.1%
Alliance Data Systems Corporation†	53,400	1,976,334
DST Systems, Inc.†	26,200	1,258,648

		3,234,982

HEALTHCARE PRODUCTS – 8.0%
The Cooper Companies, Inc.	56,300	3,107,760
Fisher Scientific International Inc.†	58,600	3,364,226
Medicis Pharmaceutical Corporation	79,800	3,377,136
Teva Pharmaceutical Industries Ltd. ADR	33,800	2,236,546

		12,085,668

HEALTHCARE SERVICES – 4.7%
Caremark Rx, Inc.†	67,600	2,109,120
Covance Inc.†	60,700	2,198,554
Express Scripts, Inc.†	35,800	2,801,708

		7,109,382

HEALTHCARE TECHNOLOGY – 2.0%
Invitrogen Corporation†	22,700	1,576,515
Martek Biosciences Corporation†	22,700	1,452,119

		3,028,634

See Notes to Financial Statements

25

BRAZOS MUTUAL FUNDS - MID CAP PORTFOLIO
May 31, 2004
Portfolio of Investments (Unaudited) - (continued)

Security Description	Shares	Value

COMMON STOCK (continued)
MEDIA – 3.9%
Cumulus Media Inc. – Class A†	77,600	$1,438,704
Radio One, Inc. – Class D†	128,300	2,217,024
Univision Communications Inc. – Class A†	68,500	2,229,675

		5,885,403

TECHNOLOGY SERVICES & SOFTWARE – 7.4%
Flextronics International Ltd.† f	92,600	1,626,056
National Instruments Corporation	100,650	3,243,950
PeopleSoft, Inc.†	81,300	1,453,644
Red Hat, Inc.†	66,000	1,803,780
Symantec Corporation†	65,300	2,990,740

		11,118,170

TELECOMMUNICATIONS – 1.1%
Polycom, Inc.†	79,300	1,624,857

TRADITIONAL HEAVY INDUSTRY – 7.3%
Kennametal Inc.	53,400	2,274,840
MSC Industrial Direct Co., Inc. – B Shares†	82,700	2,390,030
Pentair, Inc.	29,700	1,820,016
Rockwell Automation, Inc.	65,100	2,204,286
United Rentals, Inc.†	133,500	2,282,850

		10,972,022

TRANSPORTATION – 3.8%
J.B. Hunt Transport Services, Inc.	123,600	4,046,664
SkyWest, Inc.	104,800	1,753,304

		5,799,968

UTILITIES – 2.1%
America Movil S.A. de C.V. ADR	89,600	3,140,480

TOTAL COMMON STOCK (Cost $131,599,909)		150,192,392

SHORT-TERM SECURITIES – 4.5%
SEI Daily Income Trust Government Fund – Class B	3,423,767	3,423,767
SEI Daily Income Trust Treasury Fund – Class B	3,423,767	3,423,767

TOTAL SHORT-TERM SECURITIES (Cost $6,847,534)		6,847,534

Total Investments – 104.1% (Cost $138,447,443)		157,039,926
Liabilities In Excess of Other Assets – (4.1)%		(6,241,721)

Net Assets – 100.0%		$150,798,205

†	Non-income producing security
f	Foreign Security
ADR	American Depository Receipt

See Notes to Financial Statements

26

BRAZOS MUTUAL FUNDS
May 31, 2004
Statement of Assets and Liabilities (Unaudited)
	Small Cap Portfolio	Real Estate Securities Portfolio	Micro Cap Portfolio	Growth Portfolio**	Mid Cap Portfolio

ASSETS:
Investment securities, at value*	$415,856,684	$30,363,268	$197,534,390	$70,603,964	$150,192,392
Short-term securities*	26,305,391	99,381	6,206,948	1,025,101	6,847,534
Receivable for investments sold	32,072,606	301,209	2,135,376	1,484,926	2,950,736
Interest and dividends receivable	24,607	35,680	31,069	22,051	49,852
Receivable for shares of beneficial
interest sold	441,699	532,349	509,836	—	—
Prepaid expenses and other assets	89,550	11,830	46,173	28,176	22,800

Total assets	474,790,537	31,343,717	206,463,792	73,164,218	160,063,314

LIABILITIES:
Payable for investments purchased	7,972,051	298,396	88,687	983,375	2,079,782
Payable for shares of beneficial
interest redeemed	39,514,078	72,352	3,526,951	63,632	6,879,714
Investment advisory and management
fees payable	359,795	7,430	210,628	42,694	98,568
Accrued expenses	165,962	89,219	68,131	65,903	47,485
Administration fee payable	59,454	17,571	30,429	18,024	21,573
Distribution and service maintenance
fees payable	41,432	12,483	21,939	178,473	137,987

Total liabilities	48,112,772	497,451	3,946,765	1,352,101	9,265,109

Net assets	$426,677,765	$30,846,266	$202,517,027	$71,812,117	$150,798,205

NET ASSETS WERE COMPOSED OF:
Shares of beneficial interest at par value
of $0.001	$26,032	$4,100	$11,206	$5,232	$14,045
Paid-in capital	452,677,374	24,187,336	211,924,756	99,855,331	146,590,764

	452,703,406	24,191,436	211,935,962	99,860,563	146,604,809
Accumulated undistributed net
investment income	—	536,167	—	—	—
Accumulated undistributed net realized
gain (loss) on investments	(61,122,807)	4,479,741	(36,819,384)	(36,227,242)	(14,399,087)
Net unrealized appreciation/
depreciation of investments	35,097,166	1,638,922	27,400,449	8,178,796	18,592,483

Net assets	$426,677,765	$30,846,266	$202,517,027	$71,812,117	$150,798,205

*Identified cost:
Investment securities	$380,759,518	$28,724,346	$170,133,941	$62,425,168	$131,599,909

Short-term securities	$26,305,391	$99,381	$6,206,948	$1,025,101	$6,847,534

**	Formerly the Multi Cap Portfolio

See Notes to Financial Statements

27

BRAZOS MUTUAL FUNDS
May 31, 2004
Statement of Assets and Liabilities (Unaudited) - (continued)

	Small Cap Portfolio	Real Estate Securities Portfolio	Micro Cap Portfolio	Growth Portfolio**	Mid Cap Portfolio

Class Y (unlimited shares authorized):
Net assets	$407,103,985	$24,148,024	$185,342,658	$27,522,167	$120,110,594
Shares of beneficial interest issued
and outstandings	24,800,650	3,206,647	10,239,525	1,980,265	11,146,147
Net asset value, offering and
redemption price per share	$16.42	$7.53	$18.10	$13.90	$10.78

Class Nˆ # (unlimited shares authorized):
Net assets	$14,376,004	$2,402,212	$8,657,612	$37,290,863	$30,687,611
Shares of beneficial interest issued
and outstanding	896,939	318,879	482,469	2,729,919	2,899,009
Net asset value, offering and
redemption price per share	$16.03	$7.53	$17.94	$13.66	$10.59

Class B* (unlimited shares authorized):
Net assets	$2,564,763	$2,306,335	$4,459,326	$4,446,004
Shares of beneficial interest issued
and outstanding	164,789	308,329	253,599	331,637
Net asset value, offering and
redemption price per share (excluding
any applicable contingent deferred
sales charge)	$15.56	$7.48	$17.58	$13.41

Class II (unlimited shares authorized):
Net assets	$2,633,013	$1,989,695	$4,057,431	$2,553,083
Shares of beneficial interest issued
and outstanding	169,497	265,652	230,829	190,489
Net asset value, offering and
redemption price per share (excluding
any applicable contingent deferred
sales charge)	$15.53	$7.49	$17.58	$13.40
Maximum sales charge (1.00% of
offering price)	0.16	0.09	0.18	0.14

Maximum offering price to public	$15.69	$7.57	$17.76	$13.54

ˆ	Formerly Class A shares.
#	Effective November 25, 2002 Class B & II Shares of the Mid Cap Portfolio were redesignated as Class N Shares.
*	Class B shares will convert automatically to Class N shares on the first business day of the month after eight years from the issuance of such shares.
**	Formerly the Multi Cap Portfolio.

See Notes to Financial Statements

28

BRAZOS MUTUAL FUNDS

Statement of Operations (Unaudited) - For the six months ended May 31, 2004

	Small Cap Portfolio	Real Estate Securities Portfolio	Micro Cap Portfolio	Growth Portfolio **	Mid Cap Portfolio

INVESTMENT INCOME:
Income:
Interest	$105,406	$6,310	$31,269	$11,525	$238,472
Dividends (net of foreign taxes withheld of $1,672,
$0, $0, $1,055, and $2,748, respectively)	317,457	1,342,206	98,965	129,828	25,481

Total investment income.	422,863	1,348,516	130,234	141,353	263,953

Expenses:
Investment advisory and management fees	2,841,128	146,457	1,455,848	291,456	600,216
Administration fees	240,711	31,898	106,980	43,121	64,023
Distribution and service maintenance fees – Class N	28,441	4,791	18,033	66,447	54,211
Distribution and service maintenance fees – Class B	14,958	14,365	25,051	23,600	—
Distribution and service maintenance fees – Class II	14,827	10,879	23,883	14,269	—
Transfer agent fees and expenses	116,851	46,496	78,487	45,940	33,941
Registration fees	27,221	23,530	26,583	26,220	16,587
Fund accounting expenses	66,513	26,350	33,262	23,942	23,010
Custodian fees and expenses	49,551	14,398	15,800	8,420	12,019
Audit and tax fees	29,758	4,319	10,078	4,284	6,711
Trustees’ fees and expenses	57,087	10,336	15,626	7,814	10,455
Printing expense	30,801	6,506	9,485	4,359	4,471
Legal fees and expenses	70,393	13,064	19,543	9,886	12,916
Insurance expense	27,417	5,583	6,840	4,107	4,645
Miscellaneous expenses	10,683	681	1,702	1,191	428

Total expenses	3,626,340	359,653	1,847,201	575,056	843,633
Less: Expenses waived or
reimbursed/recovered	(5,552)	(33,752)	(5,023)	(5,194)	1,706

Net expenses	3,620,788	325,901	1,842,178	569,862	845,339

Net investment income (loss)	(3,197,925)	1,022,615	(1,711,944)	(428,509)	(581,386)

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:
Net realized gain on investments	80,099,755	5,174,441	21,322,083	6,971,808	9,222,945
Net change in unrealized appreciation/depreciation
on investments	(104,736,918)	(4,413,993)	(32,395,233)	(6,589,274)	(7,695,273)

Net realized and unrealized gain (loss) on
investments	(24,637,163)	760,448	(11,073,150)	382,534	1,527,672

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(27,835,088)	$1,783,063	$(12,785,094)	$(45,975)	$946,286

**	Formerly the Multi Cap Portfolio.

See Notes to Financial Statement

29

BRAZOS MUTUAL FUNDS

Statement of Changes in Net Assets

	Small Cap Portfolio		Real Estate Securities Portfolio

	For the six months ended May 31, 2004	For the year ended November 30, 2003	For the six months ended May 31, 2004	For the year ended November 30, 2003

	(unaudited)		(unaudited)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(3,197,925)	$(6,192,758)	$1,022,615	$3,950,376
Net realized gain on investments	80,099,755	75,213,237	5,174,441	26,693,212
Net change in unrealized appreciation/depreciation
on investments	(104,736,918)	119,975,797	(4,413,993)	4,200,250

Net increase (decrease) in net assets resulting from
operations	(27,835,088)	188,996,276	1,783,063	34,843,838

Dividends and distributions to shareholders:
From net investment income (Class Y)	—	—	(427,472)	(3,889,057)
From net investment income (Class N)	—	—	(23,110)	(86,743)
From net investment income (Class B)	—	—	(20,738)	(64,039)
From net investment income (Class II)	—	—	(15,127)	(53,519)
From net realized gain on investments (Class Y)	—	—	(19,749,237)	(12,025,214)
From net realized gain on investments (Class N)	—	—	(1,281,332)	(292,828)
From net realized gain on investments (Class B)	—	—	(1,284,947)	(270,107)
From net realized gain on investments (Class II)	—	—	(949,368)	(239,645)

Total dividends and distributions to shareholders	—	—	(23,751,331)	(16,921,152)

Net decrease in net assets resulting from capital share
transactions (Note 5)	(378,742,224)	(100,927,328)	(24,893,715)	(104,667,155)

Total increase (decrease) in net assets	(406,577,312)	88,068,948	(46,861,983)	(86,744,469)
NET ASSETS:
Beginning of period	833,255,077	745,186,129	77,708,249	164,452,718

End of period (including undistributed net
investment income of $0, $0, $646,447, $0,
respectively)	$426,677,765	$833,255,077	$30,846,266	$77,708,249

See Notes to Financial Statements

30

BRAZOS MUTUAL FUNDS

Statement of Changes in Net Assets - (continued)

	Micro Cap Portfolio		Growth Portfolio		Mid Cap Portfolio

	For the six months ended May 31, 2004	For the year ended November 30, 2003	For the six months ended May 31, 2004	For the year ended November 30, 2003	For the six months ended May 31, 2004	For the year ended November 30, 2003
	(unaudited)		(unaudited)		(unaudited)
INCREASE (DECREASE) IN
NET ASSETS:
Operations:
Net investment loss	$(1,711,944)	$(2,719,424)	$(428,509)	$(913,690)	$(581,386)	$(1,053,493)
Net realized gain on
investments	21,322,083	51,094,833	6,971,808	2,593,464	9,222,945	4,738,634
Net change in unrealized
appreciation/depreciation
on investments	(32,395,233)	46,429,464	(6,589,274)	18,766,035	(7,695,273)	27,637,782

Net increase (decrease) in
net assets resulting from
operations	(12,785,094)	94,804,873	(45,975)	20,445,809	946,286	31,322,923

Net decrease in net assets
resulting from capital share
transactions (Note 5)	(30,127,573)	(48,964,515)	(10,645,934)	(51,842,707)	(5,642,821)	9,176,379

Total increase (decrease) in
net assets	(42,912,667)	45,840,358	(10,691,909)	(31,396,898)	(4,696,535)	40,499,302
NET ASSETS:
Beginning of period	245,429,694	199,589,336	82,504,026	113,900,924	155,494,740	114,995,438

End of period	$202,517,027	$245,429,694	$71,812,117	$82,504,026	$150,798,205	$155,494,740

**	Formerly the Multi Cap Portfolio

See Notes to Financial Statements

31

BRAZOS MUTUAL FUNDS

Financial Highlights

				SMALL CAP PORTFOLIO

Period Ended	Net Asset Value, beginning of period	Net invest-ment loss(1)	Net gain (loss)on invest- ments (realized and unreal- ized)	Total from investment operations	Dividends from net invest- ment income	Distri- butions from capital gains	Total distri-butions	Net Asset Value, end of period	Total return(2)	Net Assets end of period (000’s)	Ratio of net expenses to average net assets(5)	Ratio of net investment loss to average net assets	Portfolio Turnover(8)

Class Y

11/30/1999	$14.07	$(0.13)	$4.60	$4.47	$—	$—	$—	$18.54	31.77%	$627,978	1.08%	(0.78)%	105%
11/30/2000	18.54	(0.09)	2.75	2.66	—	(1.94)	(1.94)	19.26	13.36	890,033	1.03	(0.40)	132
11/30/2001	19.26	(0.08)	(0.97)	(1.05)	—	(0.62)	(0.62)	17.59	(5.97)	852,689	1.05	(0.44)	75
11/30/2002	17.59	(0.12)	(4.20)	(4.32)	—	—	—	13.27	(24.56)	730,498	1.03	(0.75)	116
11/30/2003	13.27	(0.12)	4.04	3.92	—	—	—	17.19	29.54	809,795	1.11	(0.84)	161
5/31/2004(7)	17.19	(0.09)	(0.68)	(0.77)	—	—	—	16.42	(4.48)	407,104	1.13(4)	(1.00)(4)	104

Class N(6)

9/8/99 -
11/30/99(3)	$16.90	$(0.05)	$1.65	$1.60	$—	$—	$—	$18.50	9.47%	$394	1.65%(4)	(1.46)%(4)	105%
11/30/2000	18.50	(0.23)	2.76	2.53	—	(1.94)	(1.94)	19.09	12.68	2,706	1.65	(1.01)	132
11/30/2001	19.09	(0.20)	(0.94)	(1.14)	—	(0.62)	(0.62)	17.33	(6.51)	50,417	1.61	(1.05)	75
11/30/2002	17.33	(0.22)	(4.09)	(4.31)	—	—	—	13.02	(24.87)	7,177	1.63	(1.34)	116
11/30/2003	13.02	(0.16)	3.94	3.78	—	—	—	16.80	29.03	16,979	1.41	(1.14)	161
5/31/2004(7)	16.80	(0.11)	(0.66)	(0.77)	—	—	—	16.03	(4.58)	14,376	1.43(4)	(1.30)(4)	104

Class B

9/8/99 -
11/30/99(3)	$16.90	$(0.09)	$1.68	$1.59	$—	$—	$—	$18.49	9.41%	$562	2.30%(4)	(2.12)%(4)	105%
11/30/2000	18.49	(0.37)	2.76	2.39	—	(1.94)	(1.94)	18.94	11.92	1,917	2.30	(1.66)	132
11/30/2001	18.94	(0.30)	(0.93)	(1.23)	—	(0.62)	(0.62)	17.09	(7.05)	4,935	2.30	(1.72)	75
11/30/2002	17.09	(0.31)	(4.03)	(4.34)	—	—	—	12.75	(25.39)	3,478	2.26	(1.99)	116
11/30/2003	12.75	(0.24)	3.86	3.62	—	—	—	16.37	28.39	3,227	2.06	(1.79)	161
5/31/2004(7)	16.37	(0.16)	(0.65)	(0.81)	—	—	—	15.56	(4.95)	2,565	2.09(4)	(1.95)(4)	104

Class II

9/8/99 -
11/30/99(3)	$16.90	$(0.08)	$1.68	$1.60	$—	$—	$—	$18.50	9.47%	$397	2.30%(4)	(2.11)%(4)	105%
11/30/2000	18.50	(0.36)	2.74	2.38	—	(1.94)	(1.94)	18.94	11.86	1,454	2.30	(1.67)	132
11/30/2001	18.94	(0.30)	(0.94)	(1.24)	—	(0.62)	(0.62)	17.08	(7.10)	6,104	2.30	(1.73)	75
11/30/2002	17.08	(0.41)	(3.93)	(4.34)	—	—	—	12.74	(25.41)	4,033	2.27	(2.56)	116
11/30/2003	12.74	(0.24)	3.84	3.60	—	—	—	16.34	28.26	3,253	2.06	(1.79)	161
5/31/2004(7)	16.34	(0.16)	(0.65)	(0.81)	—	—	—	15.53	(4.96)	2,633	2.09(4)	(1.95)(4)	104

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load.
(3)	Commencement of sale of respective class of shares.
(4)	Annualized.
(5)	Ratio presented above represents expenses net of reimbursement. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/1999	11/30/2000	11/30/2001	11/30/2002	11/30/2003	5/31/2004(4)(7)

Small Cap Portfolio Class Y	1.08%	1.03%	1.05%	1.03%	1.11%	1.13%
Small Cap Portfolio Class N	1.79(4)	2.80	1.71	1.64	1.41	1.48
Small Cap Portfolio Class B	2.44(4)	4.13	2.83	2.38	2.06	2.14
Small Cap Portfolio Class II	2.44(4)	4.89	2.83	2.36	2.06	2.14

(6)	Formerly Class A shares.
(7)	Six month period is unaudited.
(8)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

See Notes to Financial Statements

32

BRAZOS MUTUAL FUNDS

Financial Highlights - (continued)

			REAL ESTATE SECURITIES PORTFOLIO

Period Ended	Net Asset Value, beginning of period	Net invest- ment income(1)	Net gain (loss) on invest-ments (realized and unreal ized)	Total from invest- ment operations	Dividends from net invest- ment income	Distri butions from capital gains	Total distri butions	Net Asset Value, end of period	Total return(2)	Net Assets end of period (000’s)	Ratio of net expenses to average net assets(5)	Ratio of net investment income to average net assets	Portfolio Turnover(8)

Class Y

11/30/1999	$9.21	$0.47	$(1.17)	$(0.70)	$(0.44)	$—	$(0.44)	$8.07	(7.86)%	$128,997	1.19%	5.23%	100%
11/30/2000	8.07	0.45	1.19	1.64	(0.39)	—	(0.39)	9.32	20.64	193,824	1.10	4.99	66
11/30/2001	9.32	0.39	1.06	1.45	(0.45)	—	(0.45)	10.32	15.81	178,250	1.12	4.27	67
11/30/2002	10.32	0.40	0.23	0.63	(0.42)	—	(0.42)	10.53	6.00	154,956	1.11	3.78	71
11/30/2003	10.53	0.32	2.59	2.91	(0.34)	(0.91)	(1.25)	12.19	30.84	69,106	1.16	3.07	122
5/31/2004(7)	12.19	0.18	0.32	0.50	(0.08)	(5.08)	(5.16)	7.53	4.90	24,148	1.19(4)	4.26(4)	101

Class N(6)

9/8/99 -
11/30/99(3)	$8.80	$0.12	$(0.74)	$(0.62)	$(0.12)	$—	$(0.12)	$8.06	(7.06)%	$143	1.65%(4)	6.13%(4)	100%
11/30/2000	8.06	0.41	1.17	1.58	(0.33)	—	(0.33)	9.31	19.81	537	1.65	4.29	66
11/30/2001	9.31	0.37	1.02	1.39	(0.40)	—	(0.40)	10.30	15.18	2,213	1.65	3.66	67
11/30/2002	10.30	0.34	0.26	0.60	(0.36)	—	(0.36)	10.54	5.77	3,432	1.64	3.14	71
11/30/2003	10.54	0.28	2.59	2.87	(0.30)	(0.91)	(1.21)	12.20	30.34	3,131	1.56	2.67	122
5/31/2004(7)	12.20	0.16	0.32	0.48	(0.07)	(5.08)	(5.15)	7.53	4.61	2,402	1.59(4)	3.86(4)	101

Class B

9/8/99 -
11/30/99(3)	$8.80	$0.10	$(0.73)	$(0.63)	$(0.12)	$—	$(0.12)	$8.05	(7.20)%	$162	2.30%(4)	5.48%(4)	100%
11/30/2000	8.05	0.35	1.17	1.52	(0.28)	—	(0.28)	9.29	19.14	738	2.30	3.90	66
11/30/2001	9.29	0.29	1.04	1.33	(0.33)	—	(0.33)	10.29	14.52	2,339	2.30	2.96	67
11/30/2002	10.29	0.27	0.25	0.52	(0.29)	—	(0.29)	10.52	4.99	3,255	2.30	2.49	71
11/30/2003	10.52	0.21	2.57	2.78	(0.23)	(0.91)	(1.14)	12.16	29.41	3,095	2.21	2.02	122
5/31/2004(7)	12.16	0.13	0.32	0.45	(0.05)	(5.08)	(5.13)	7.48	4.35	2,306	2.24(4)	3.21(4)	101

Class II

9/8/99 -
11/30/99(3)	$8.80	$0.11	$(0.74)	$(0.63)	$(0.12)	$—	$(0.12)	$8.05	(7.20)%	$143	2.30%(4)	5.61%(4)	100%
11/30/2000	8.05	0.34	1.18	1.52	(0.28)	—	(0.28)	9.29	19.14	1,016	2.30	3.76	66
11/30/2001	9.29	0.27	1.06	1.33	(0.33)	—	(0.33)	10.29	14.52	2,441	2.30	2.95	67
11/30/2002	10.29	0.27	0.25	0.52	(0.29)	—	(0.29)	10.52	4.99	2,810	2.30	2.44	71
11/30/2003	10.52	0.21	2.58	2.79	(0.23)	(0.91)	(1.14)	12.17	29.48	2,376	2.21	2.02	122
5/31/2004(7)	12.17	0.13	0.32	0.45	(0.05)	(5.08)	(5.13)	7.49	4.33	1,990	2.24(4)	3.21(4)	101

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load.
(3)	Commencement of sale of respective class of shares.
(4)	Annualized.
(5)	Ratio presented above represents expenses net of reimbursement. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/1999	11/30/2000	11/30/2001	11/30/2002	11/30/2003	5/31/2004(4)(7)

Real Estate Securities Portfolio
Class Y	1.19%	1.10%	1.12%	1.11%	1.23%	1.33%
Real Estate Securities Portfolio
Class N	1.83(4)	5.07	2.80	1.84	1.64	1.73
Real Estate Securities Portfolio
Class B	2.48(4)	7.15	3.56	2.49	2.29	2.38
Real Estate Securities Portfolio
Class II	2.48(4)	8.79	3.27	2.47	2.29	2.38

(6)	Formerly Class A shares.
(7)	Six month period is unaudited.
(8)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

See Notes to Financial Statements

33

BRAZOS MUTUAL FUNDS

Financial Highlights - (continued)

				MICRO CAP PORTFOLIO

Period Ended	Net Asset Value, beginning of period	Net invest-ment loss(1)	Net gain (loss) on invest-ments (realized and unreal-ized)	Total from invest- ment operations	Dividends from net invest-ment income	Distri-butions from capital gains	Total distri- butions	Net Asset Value, end of period	Total return(2)	Net Assets end of period(000’s)	Ratio of net expenses to average net assets(5)	Ratio of net investment loss to average net assets	Portfolio Turnover(8)

Class Y

11/30/1999	$12.03	$(0.14)	$7.91	$7.77	$—	$(1.47)	$(1.47)	$18.33	65.67%	$121,914	1.54%	(0.95)%	150%
11/30/2000	18.33	(0.18)	6.83	6.65	—	(5.51)	(5.51)	19.47	34.65	181,165	1.46	(0.77)	159
11/30/2001	19.47	(0.16)	0.62	0.46	—	(2.00)	(2.00)	17.93	1.86	259,632	1.42	(0.92)	71
11/30/2002	17.93	(0.20)	(5.62)	(5.82)	—	—	—	12.11	(32.46)	181,603	1.42	(1.23)	134
11/30/2003	12.11	(0.18)	7.15	6.97	—	—	—	19.08	57.56	223,006	1.48	(1.30)	155
5/31/2004(7)	19.08	(0.13)	(0.85)	(0.98)	—	—	—	18.10	(5.14)	185,343	1.47(4)	(1.36)(4)	100

Class N(6)

5/1/01 -
11/30/01(3)	$19.51	$(0.15)	$(1.48)	$(1.63)	$—	$—	$—	$17.88	(8.35)%	$22,357	1.90%(4)	(1.52)%(4)	71%
11/30/2002	17.88	(0.28)	(5.53)	(5.81)	—	—	—	12.07	(32.49)	8,373	1.90	(1.71)	134
11/30/2003	12.07	(0.23)	7.11	6.88	—	—	—	18.95	57.00	11,689	1.78	(1.60)	155
5/31/2004(7)	18.95	(0.16)	(0.85)	(1.01)	—	—	—	17.94	(5.33)	8,658	1.77(4)	(1.66)(4)	100

Class B

5/1/01 -
11/30/01(3)	$19.51	$(0.22)	$(1.48)	$(1.70)	$—	$—	$—	$17.81	(8.71)%	$12,609	2.55%(4)	(2.17)%(4)	71%
11/30/2002	17.81	(0.38)	(5.50)	(5.88)	—	—	—	11.93	(33.02)	4,465	2.55	(2.36)	134
11/30/2003	11.93	(0.31)	7.00	6.69	—	—	—	18.62	56.08	5,361	2.43	(2.25)	155
5/31/2004(7)	18.62	(0.21)	(0.83)	(1.04)	—	—	—	17.58	(5.58)	4,459	2.42(4)	(2.32)(4)	100

Class II

5/1/01 -
11/30/01(3)	$19.51	$(0.21)	$(1.49)	$(1.70)	$—	$—	$—	$17.81	(8.71)%	$15,147	2.55%(4)	(2.17)%(4)	71%
11/30/2002	17.81	(0.38)	(5.50)	(5.88)	—	—	—	11.93	(33.02)	5,149	2.55	(2.36)	134
11/30/2003	11.93	(0.31)	7.00	6.69	—	—	—	18.62	56.08	5,374	2.43	(2.25)	155
5/31/2004(7)	18.62	(0.21)	(0.83)	(1.04)	—	—	—	17.58	(5.58)	4,057	2.42(4)	(2.32)(4)	100

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load.
(3)	Commencement of sale of respective class of shares.
(4)	Annualized.
(5)	Ratio presented above represents expenses net of reimbursement. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/1999	11/30/2000	11/30/2001	11/30/2002	11/30/2003	5/31/2004(4)(7)

Micro Cap Portfolio Class Y	1.54%	1.46%	1.42%	1.42%	1.51%	1.47%
Micro Cap Portfolio Class N	—	—	2.48(4)	2.14	1.81	1.82
Micro Cap Portfolio Class B	—	—	3.28(4)	2.75	2.46	2.47
Micro Cap Portfolio Class II	—	—	3.16(4)	2.75	2.46	2.47

(6)	Formerly Class A shares.
(7)	Six month period is unaudited.
(8)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

See Notes to Financial Statements

34

BRAZOS MUTUAL FUNDS

Financial Highlights - (continued)

				GROWTH PORTFOLIO**

Period Ended	Net Asset Value, beginning of period	Net invest- ment loss(1)	Net gain (loss) on invest- ments (realized and unreal- ized)	Total from nvest- ment operations	Dividends from net investment income	Distri-butions from capital gains	Total distri-butions	Net Asset Value, end of period	Total return(2)	Net Assets end of period(000’s)	Ratio of net expenses to average net assets(5)	Ratio of net investment loss to aveage net assets	Portfolio Turnover(8)

Class Y

12/31/98 -
11/30/99(3)	$10.00	$(0.05)	$6.96	$6.91	$—	$(2.13)	$(2.13)	$14.78	72.39%	$35,944	1.35%(4)	(0.42)%(4)	154%
11/30/2000	14.78	(0.13)	5.53	5.40	—	(3.22)	(3.22)	16.96	37.02	82,936	1.27	(0.71)	187
11/30/2001	16.96	(0.06)	(0.95)	(1.01)	—	(0.49)	(0.49)	15.46	(6.41)	61,991	1.12	(0.36)	122
11/30/2002	15.46	(0.07)	(4.39)	(4.46)	—	—	—	11.00	(28.85)	71,316	1.04	(0.50)	158
11/30/2003	11.00	(0.09)	2.95	2.86	—	—	—	13.86	26.00	36,554	1.09	(0.73)	178
5/31/2004(7)	13.86	(0.06)	0.10	0.04	—	—	—	13.90	0.29%	27,522	1.20(4)	(0.84)(4)	118

Class N(6)

3/31/00 -
11/30/00(3)	$18.92	$(0.15	$0.43	$0.28	$—	$(2.30)	$(2.30)	$16.90	0.69%	$108	1.70%(4)	(1.09)%(4)	187%
11/30/2001	16.90	(0.12)	(0.94)	(1.06)	—	(0.49)	(0.49)	15.35	(6.74)	32,571	1.52	(0.73)	122
11/30/2002	15.35	(0.14)	(4.34)	(4.48)	—	—	—	10.87	(29.19)	32,270	1.54	(1.01)	158
11/30/2003	10.87	(0.12)	2.90	2.78	—	—	—	13.65	25.57	37,824	1.44	(1.08)	178
5/31/2004(7)	13.65	(0.08)	0.09	0.01	—	—	—	13.66	0.07%	37,291	1.55(4)	(1.19)(4)	118

Class B

5/1/01 -
11/30/01(3)	$16.82	$(0.11)	$(1.43)	$(1.54)	$—	$—	$—	$15.28	(9.16)%	$6,396	2.19%(4)	(1.40)%(4)	122%
11/30/2002	15.28	(0.23)	(4.29)	(4.52)	—	—	—	10.76	(29.58)	5,589	2.19	(1.66)	158
11/30/2003	10.76	(0.20)	2.88	2.68	—	—	—	13.44	24.91	4,902	2.09	(1.73)	178
5/31/2004(7)	13.44	(0.11)	0.08	(0.03)	—	—	—	13.41	(0.22)	4,446	2.20(4)	(1.84)(4)	118

Class II

5/1/01 -
11/30/01(3)	$16.82	$(0.11)	$(1.43)	$(1.54)	$—	$—	$—	$15.28	(9.16)%	$6,974	2.19%(4)	(1.41)%(4)	122%
11/30/2002	15.28	(0.23)	(4.28)	(4.51)	—	—	—	10.77	(29.52)	4,725	2.19	(1.66)	158
11/30/2003	10.77	(0.19)	2.85	2.66	—	—	—	13.43	24.70	3,224	2.09	(1.73)	178
5/31/2004(7)	13.43	(0.12)	0.09	(0.03)	—	—	—	13.40	(0.22)	2,553	2.20(4)	(1.84)(4)	118

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect sales load.
(3)	Commencement of sale of respective class of shares.
(4)	Annualized.
(5)	Ratio presented above represents expenses net of reimbursement. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/1999	11/30/2000	11/30/2001	11/30/2002	11/30/2003	5/31/2004(4)(7)

Growth Portfolio Class Y	1.65%(4)	1.27%	1.12%	1.04%	1.14%	1.21%
Growth Portfolio Class N	—	26.55%(4)	1.68%	1.57%	1.49%	1.56%
Growth Portfolio Class B	—	—	4.00%(4)	2.37%	2.14%	2.21%
Growth Portfolio Class II	—	—	3.90%(4)	2.36%	2.14%	2.21%

(6)	Formerly Class A shares.
(7)	Six month period is unaudited.
(8)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
**	Formerly the Multi Cap Portfolio.

See Notes to Financial Statements

35

BRAZOS MUTUAL FUNDS

Financial Highlights - (continued)

				MID CAP PORTFOLIO

Period Ended	Net Asset Value, beginning of period	Net invest-ment loss (1)	Net gain (loss) on invest-ments (realized and unreal-ized)	Total from invest- ment operations	Dividends fron net invest- ment income	Distri-butions from capital gains	Total distri-butions	Net Asset Value, end of period	Total return (3)	Net Assets end of period (000’s)	Ratio of net expenses to aveage net assets (6)	Ratio of net investment loss to average net assets	Portfolio Turnover(9)

Class Y

12/31/99 -
11/30/00(4)	$10.00	$(0.08)	$2.02	$1.94	$—	$(0.48)	$(0.48)	$11.46	18.93%	$65,055	1.32%(5)	(0.65)%(5)	137%
11/30/2001	11.46	(0.07)	(0.41)	(0.48)	—	(0.25)	(0.25)	10.73	(4.52)	61,317	1.18	(0.66)	113
11/30/2002	10.73	(0.07)	(2.10)	(2.17)	—	—	—	8.56	(20.22)	88,196	1.04	(0.75)	108
11/30/2003	8.56	(0.07)	2.23	2.16	—	—	—	10.72	25.23	124,465	1.01	(0.72)	172
5/31/2004(8)	10.72	(0.04)(2)	0.10	0.06	—	—	—	10.78	0.56	120,111	0.99(5)	(0.66)(5)	100

Class N(7)

3/31/00 -
11/30/00(4)	$12.00	$(0.11)	$0.02	$(0.09)	$—	$(0.48)	$(0.48)	$11.43	(1.15)%	$108	1.70%(5)	(1.15)%(5)	137%
11/30/2001	11.43	(0.13)	(0.38)	(0.51)	—	(0.25)	(0.25)	10.67	(4.80)	1,093	1.54	(1.07)	113
11/30/2002	10.67	(0.12)	(2.10)	(2.22)	—	—	—	8.45	(20.81)	26,799	1.52	(1.22)	108
11/30/2003	8.45	(0.10)	2.19	2.09	—	—	—	10.54	24.73	31,030	1.36	(1.07)	172
5/31/2004(8)	10.54	(0.05)(2)	0.10	0.05	—	—	—	10.59	0.47	30,688	1.34(5)	(1.01)(5)	100

(1)	Calculated based upon average shares outstanding.
(2)	Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
(3)	Total return is not annualized and does not reflect sales load.
(4)	Commencement of sale of respective class of shares.
(5)	Annualized.
(6)	Ratio presented above represents expenses net of reimbursement. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2000	11/30/2001	11/30/2002	11/30/2003	5/31/2004(5)(8)

Mid Cap Portfolio Class Y	1.35%(4)	1.21%	1.04%	1.01%	0.99%
Mid Cap Portfolio Class N	27.75(4)	3.46	1.55	1.36	1.34

(7)	Formerly Class A shares.
(8)	Six month period is unaudited.
(9)	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

See Notes to Financial Statements

36

BRAZOS MUTUAL FUNDS
May 31, 2004
Notes to Financial Highlights

1. Description of the Fund. Brazos Mutual Funds (the ‘‘Trust’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as an open-end management investment company established as a Delaware statutory trust. The Declaration of Trust, dated October 28, 1996 (as amended and restated November 12, 2002), permits the Trustees to establish separate series or ‘‘Portfolios,’’ each of which may issue separate classes of shares. The authorized shares of beneficial interest of the Trust are currently divided into five Portfolios, the Brazos Small Cap Portfolio (‘‘Small Cap Portfolio’’), the Brazos Real Estate Securities Portfolio (‘‘Real Estate Securities Portfolio’’), the Brazos Micro Cap Portfolio (‘‘Micro Cap Portfolio’’), the Brazos Growth Portfolio (‘‘Growth Portfolio’’, formerly the Multi Cap Portfolio), and the Brazos Mid Cap Portfolio (‘‘Mid Cap Portfolio’’) (each, a ‘‘Portfolio’’ and collectively, the ‘‘Portfolios’’). The investment objective and principal strategy for each Portfolio is as follows:

Small Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in small capitalization companies.

Real Estate Securities Portfolio seeks to provide a balance of income and appreciation, consistent with reasonable risk to principal, by investing primarily in equity securities of companies which are principally engaged in the real estate industry.

Micro Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in micro capitalization companies.

Growth Portfolio seeks to provide maximum capital growth, consistent with reasonable risk to principal, by investing primarily in equity securities. Effective as of January 26, 2004, the name of the Multi Cap Portfolio was changed to the Growth Portfolio.

Mid Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in mid capitalization companies.

The Portfolios each have four classes of shares, with the exception of the Mid Cap Portfolio, which only offers Class N (formerly Class A) and Class Y shares. The cost structure for each class is as follows:

Class N (formerly Class A) shares –
Offered at net asset value per share. Prior to November 25, 2002, the former Class A shares were offered at a net asset value per share plus an initial sales charge and/or a contingent deferred sales charge (‘‘CDSC’’). This initial sales charge does not apply to new sales of Class N shares on or after November 25, 2002. Certain Class N shares originally purchased as Class A shares, or Class B or Class II shares of the Mid Cap Portfolio, may still be subject to a CDSC.

Class B shares –
Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class N shares on the first business day of the month after eight years from the issuance of such shares and at such time will be subject to the lower distribution fee applicable to Class N shares. Effective August 20, 2002, Class B shares of the Small Cap Portfolio, Real Estate Securities Portfolio, Micro Cap Portfolio and the Growth (formerly Multi Cap) Portfolio were closed to all new purchases except through dividend reinvestment.

37

BRAZOS MUTUAL FUNDS
May 31, 2004
Notes to Financial Highlights - (Unaudited) - (continued)

Class II shares –
Offered at net asset value per share plus an initial sales charge. Certain redemptions made within the first 18 months of the date of purchase are subject to a contingent deferred sales charge. Effective August 20, 2002, Class II shares of the Small Cap Portfolio, Real Estate Securities Portfolio, Micro Cap Portfolio and the Growth (formerly Multi Cap) Portfolio were closed to all new purchases except through dividend reinvestment.

Class Y shares –	Offered at net asset value per share exclusively for institutional investors.

Each share of a particular class within each portfolio bears the same voting, dividend, liquidation and other rights and conditions. Class N, Class B and Class II shares each make distribution and account maintenance and service fee payments under the distribution plans adopted pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class II shares are subject to higher distribution fee rates.

Effective November 25, 2002, all outstanding Class A shares were redesignated as ‘‘Class N’’ shares and the front-end and contingent deferred sales loads were eliminated for all new sales of Class N shares.

Effective November 25, 2002, all outstanding Class B and Class II shares of the Mid Cap Portfolio were redesignated as ‘‘Class N’’ shares and the contingent deferred sales loads were eliminated for all new sales of Class N shares.

2. Significant Accounting Policies. The following is a summary of the significant accounting policies of the Fund:

Security Valuation. Each Portfolio’s securities, except short-term investments with remaining maturities of 60 days or less, use the last quoted trading price or official closing price as market value. For non-Nasdaq listed securities, the Portfolios use the same price quoted by the exchange on which the security is primarily traded. For Nasdaq equity securities, the Portfolios use the Nasdaq official closing price. Unlisted securities and listed securities, including REITs, which have not been traded on the valuation date are valued at the average between the last price asked and the last price bid. In the event such market quotations are not readily available or are not reliable, fair value will be used to value the Portfolios. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust’s Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under procedures adopted by the Board of Trustees.

38

BRAZOS MUTUAL FUNDS
May 31, 2004
Notes to Financial Highlights - (Unaudited) - (continued)

Repurchase Agreements. The Portfolios may invest in one or more repurchase agreements. The Portfolios’ custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the purchase price. For repurchase agreements maturing in more than one year, the collateral must equal at least 102% of the purchase price. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Federal Income Taxes. Each Portfolio is treated as a separate entity and intends to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income tax is recorded.

The Portfolios may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Portfolios intend to distribute their net investment income and capital gains as necessary to avoid this excise tax.

Investment Income and Expenses. Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all portfolios are allocated among the Portfolios based upon their relative net asset values or other appropriate allocation methods.

Distributions to Shareholders. Each Portfolio will distribute annually to shareholders substantially all of its net investment income, except for the Real Estate Securities Portfolio, which will pay quarterly. Capital gain distributions, if any, will be paid at least annually. The character of distributions made during the year from net investment income or net realized gains might differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The Real Estate Securities Portfolio receives a majority of its dividend income from REITs. For tax purposes, a portion of these dividends may consist of capital gains and returns of capital. Accordingly, the Portfolio’s distributions to shareholders may include a portion that may be return of capital received from the REITs, as well as a return of capital attributed to distribution of other income for financial reporting purposes. Distributions determined to be returns of capital are not subject to current taxation and, for tax purposes are charged to paid in capital.

39

BRAZOS MUTUAL FUNDS
May 31, 2004
Notes to Financial Highlights - (Unaudited) - (continued)

For the year ended November 30, 2003, the following reclassifications arising from book/tax differences were primarily the result of reclassifications due to net operating losses.

	Accumulated Undistributed Net Realized Gain/Loss	Accumulated Undistributed Net Investment Income/Loss	Paid In Capital

Small Cap Portfolio	—	$6,192,758	$(6,192,758)
Real Estate Securities Portfolio	$(20,462)	20,462	—
Micro Cap Portfolio	—	2,719,424	(2,719,424)
Growth Portfolio**	—	913,690	(913,690)
Mid Cap Portfolio	—	1,053,493	(1,053,493)

**	Formerly the Multi Cap Portfolio

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Other. Investment security transactions are accounted for on a trade date basis. Each Portfolio uses the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

3. Investment Securities. The aggregate purchases and sales of long-term securities for the six months ended May 31, 2004 were as follows:

	Purchases	Sales

Small Cap Portfolio	$610,213,242	$937,850,740
Real Estate Securities Portfolio	49,195,213	95,963,584
Micro Cap Portfolio	225,923,426	262,681,367
Growth Portfolio	85,482,245	91,823,537
Mid Cap Portfolio	150,902,534	149,688,195

The Funds did not invest in U.S. government securities as a part of its long-term investment strategy.

4. Advisory Fees and Other Transactions with Affiliates. The Trust, on behalf of each Portfolio, employs John McStay Investment Counsel L.P. (the ‘‘Adviser’’), an investment counseling firm founded in 1983, to furnish investment advisory and other services to the Trust and each Portfolio. On April 19, 1999 the Adviser became an indirect majority owned subsidiary of the American International Group. Under Investment Advisory Agreements with the Trust, the Adviser

40

BRAZOS MUTUAL FUNDS
May 31, 2004
Notes to Financial Highlights - (Unaudited) - (continued)

manages the investment and reinvestment of the assets of the Portfolios. The Adviser must adhere to the stated investment objectives and policies of the Portfolios, and is subject to the control and supervision of the Trust’s Board of Trustees. For its services under the Advisory Agreements, the Portfolios’ pay the Adviser a monthly fee at the annual rate of 0.90%, 0.40%, 1.20%, 0.75% and 0.75% of the average daily net assets of the Small Cap Portfolio, Real Estate Securities Portfolio, Micro Cap Portfolio, Growth Portfolio and Mid Cap Portfolio, respectively. Prior to January 26, 2004, the Real Estate Securities Portfolio paid the Advisor a monthly fee at an annual rate of 0.90% of the average daily net assets. For the fiscal year ended November 30, 2004, the actual management fee for the Real Estate Securities Portfolio is expected to be slightly higher than 0.40% due to the management fee accrual of 0.90% for the period from December 1, 2003 through January 25, 2004.

For the six months ended May 31, 2004, the Adviser reimbursed certain operating expenses on the Small Cap Portfolio, Real Estate Securities Portfolio, Micro Cap Portfolio, Growth Portfolio, and Mid Cap Portfolio in the amounts of $0, $533,752, $0, $5,194 and $0, respectively. During the six months ended May 31, 2004, the Mid Cap Portfolio reimbursed the Adviser $1,706 for expenses it had waived in previous years.

Effective October 1, 2002 the Fund, on behalf of each Portfolio, entered into an Administration Agreement with U.S. Bancorp Fund Services, LLC (‘‘USBFS’’). The administrator prior to October 1, 2002 was SunAmerica Asset Management Corp. (‘‘SAAMCo’’), an indirect wholly owned subsidiary of American International Group and an affiliate of the Adviser. USBFS receives an annual fee based upon average daily net assets of each Portfolio as follows:

.08% on the first $200 million
.07% on the next $500 million
.05% on the balance
Minimum annual fee: $35,000 per Portfolio
Multiple class administration: $12,000 per year per class for B and II

Effective November 25, 2002, the Trust, on behalf of each Portfolio, entered into a Distribution Agreement with Quasar Distributors, LLC (‘‘Quasar’’), an affiliate of the Administrator. Prior to November 25, 2002, SunAmerica Capital Services, Inc. (‘‘SACS’’, an affiliate of SAAMCo and the Adviser) was the distributor for the Trust. A Distribution Plan for each class of shares of a Portfolio has been adopted in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares (‘‘distribution expenses’’) in accordance with a plan adopted by the investment company’s board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of Class N, Class B and Class II have adopted Distribution Plans hereinafter referred to as the ‘‘Class N Plan’’, ‘‘Class B Plan’’, and ‘‘Class II Plan’’. In adopting the Distribution Plans, the Trustees determined that there was a reasonable likelihood that each Plan would benefit the Portfolio and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

41

BRAZOS MUTUAL FUNDS
May 31, 2004
Notes to Financial Highlights - (Unaudited) - (continued)

Under the Class N Plan, Class B Plan, and Class II Plan, the Distributor receives payments from a Portfolio at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio’s Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Portfolio shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class’ Plan may exceed the Distributor’s distribution costs as described above. The Distribution Plans provide that each class of shares of each Portfolio may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance.

Effective November 25, 2002, the Trust, on behalf of each Portfolio, entered into a Transfer Agent Servicing Agreement with USBFS. Prior to November 25, 2002, the Trust had a Service Agreement with SunAmerica Fund Services, Inc. (‘‘SAFS’’, an affiliate of SAAMCo and the Adviser).

On March 6, 2002, the Real Estate Securities Portfolio made an in-kind redemption to one of its shareholders. The total value of the redemption was $18,965,754, of which amount $1,250,589 was distributed in cash and $17,715,165 was transacted via an in-kind redemption of investment securities. For tax purposes, this was a tax free exchange transaction. For accounting purposes, the total realized gain or loss on the securities redeemed in-kind was $3,848,300. The amount of shares of each investment security was determined on a pro-rata basis and the securities were valued in the same manner as used for computing the Portfolio’s net asset value.

5. Trust Shares. At May 31, 2004, there were an unlimited number of shares of beneficial interest authorized. The following table summarizes the activity in shares and dollar amounts applicable to each Portfolio.

	Small Cap Portfolio

	Class Y				Class N

	For the six months ended May 31, 2004		For the year ended November 30, 2003		For the six months ended May 31, 2004		For the year ended November 30, 2003

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,567,126	$61,564,730	12,854,629	$184,585,799	221,763	$3,702,959	876,487	$12,519,399
Shares redeemed	(25,881,074)	(437,463,222)	(20,790,190)	(289,565,118)	(335,310)	(5,543,074)	(417,389)	(5,939,429)

Net increase (decrease)	(22,313,948)	$(375,898,492	(7,935,561)	$(104,979,319)	(113,547)	$(1,840,115)	459,098	$ 6,579,970

Beginning Shares	47,114,598		55,050,159		1,010,486		551,388

Ending Shares	24,800,650		47,114,598		896,939		1,010,486

42

BRAZOS MUTUAL FUNDS
May 31, 2004
Notes to Financial Highlights - (Unaudited) - (continued)

	Small Cap Portfolio

	Class B				Class II

	For the six months ended May 31, 2004		For the year ended November 30, 2003		For the six months ended May 31, 2004		For the year ended November 30, 2003

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	-	$-	713	$8,927	-	$-	-	$-
Shares redeemed	(32,329)	(523,688)	(76,332)	(990,961)	(29,618)	(479,929)	(117,538)	(1,545,945)

Net decrease	(32,329)	$(523,688)	(75,619)	$(982,034)	(29,618)	$(497,929)	(117,538)	$(1,545,945)
Beginning Shares	197,118		272,737		199,115		316,653

Ending Shares	164,789		197,118		169,497		199,115

	Real Estate Securities Portfolio

	Class Y				Class N

	For the six months ended May 31, 2004		For the year ended November 30, 2003		For the six months ended May 31, 2004		For the year ended November 30, 2003

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	968,602	$8,325,157	4,112,950	$42,406,685	15,758	$123,542	7,536	$77,256
Reinvested dividends	2,489,686	18,609,226	1,510,772	14,702,494	160,682	1,202,219	36,405	355,492
Shares redeemed	(5,920,311)	(53,146,348)	(14,665,775)	(159,733,782)	(114,308)	(901,800)	(112,889)	(1,161,628)

Net increase (decrease)	(2,462,023)	$(26,211,965)	(9,042,053)	$(102,624,603)	62,132	$423,961	(68,948)	$(728,880)

Beginning Shares	5,668,670		14,710,723		256,747		325,695

Ending Shares	3,206,647		5,668,670		318,879		256,747

	Real Estate Securities Portfolio

	Class B				Class II

	For the six months ended May 31, 2004		For the year ended November 30, 2003		For the six months ended May 31, 2004		For the year ended November 30, 2003

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	20,636	$153,366	3,617	$34,811	2,526	$19,025	545	$5,340
Reinvested dividends	140,078	1,040,874	27,622	268,461	120,336	895,356	28,360	275,436
Shares redeemed	(106,933)	(780,972)	(86,198)	(872,026)	(52,452)	(433,360)	(100,866)	(1,025,694)

Net increase (decrease)	53,781	$413,268	(54,959)	$(568,754)	70,410	$481,021	(71,961)	$(744,918)
Beginning Shares	254,548		309,507		195,242		267,203

Ending Shares	308,329		254,548		265,652		195,242

43

BRAZOS MUTUAL FUNDS
May 31, 2004
Notes to Financial Highlights - (Unaudited) - (continued)

	Micro Cap Portfolio

	Class Y				Class N

	For the six months ended May 31, 2004		For the year ended November 30, 2003		For the six months ended May 31, 2004		For the year ended November 30, 2003

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,245,898	$43,286,538	4,831,111	$77,586,158	115,384	$2,185,679	260,802	$4,201,754
Shares redeemed	(3,693,148)	(69,148,327)	(8,142,596)	(123,226,953)	(249,838)	(4,740,169)	(337,830)	(4,672,715)

Net decrease	(1,447,250)	$(25,861,789)	(3,311,485)	$(45,640,795)	(134,454)	$(2,554,490)	(77,028)	$(470,961)
Beginning Shares	11,686,775		14,998,260		616,923		693,951

Ending Shares	10,239,525		11,686,775		482,469		616,923

	Micro Cap Portfolio

	Class B				Class II

	For the six months ended May 31, 2004		For the year ended November 30, 2003		For the six months ended May 31, 2004		For the year ended November 30, 2003

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	-	$-	-	$-	-	$-	25	$297
Shares redeemed	(34,325)	(635,566)	(86,302)	(1,094,363)	(57,813)	(1,075,728)	(142,908)	(1,758,693)

Net decrease	(34,325)	$(635,566)	(86,302)	$(1,094,363)	(57,813)	$(1,075,728)	(142,883)	$(1,758,396)
Beginning Shares	287,924		374,226		288,642		431,525

Ending Shares	253,599		287,924		230,829		288,642

	Growth Portfolio**

	Class B				Class N

	For the six months ended May 31, 2004		For the year ended November 30, 2003		For the six months ended May 31, 2004		For the year ended November 30, 2003

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	32,146	$449,071	1,375,796	$15,337,213	10,539	$145,861	16,000	$169,431
Shares redeemed	(689,080)	(9,416,255)	(5,220,197)	(61,066,733)	(52,077)	(709,382)	(212,847)	(2,370,956)

Net decrease	(656,934)	$(8,967,184)	(3,844,401)	$(45,729,520)	(41,538)	$(563,521)	(196,847)	$(2,201,525)
Beginning Shares	2,637,199		6,481,600		2,771,457		2,968,304

Ending Shares	1,980,265		2,637,199		2,729,919		2,771,457

**Formerly the Multi Cap Portfolio

44

BRAZOS MUTUAL FUNDS
May 31, 2004
Notes to Financial Highlights - (Unaudited) - (continued)

	Growth Portfolio**

	Class B				Class II

	For the six months ended May 31, 2004		For the year ended November 30, 2003		For the six months ended May 31, 2004		For the year ended November 30, 2003

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	-	$-	76	$844	-	$-	-	$-
Shares redeemed	(33,226)	(448,302)	(154,417)	(1,709,674	(49,486)	(666,927)	(198,607)	(2,202,832)

Net decrease	(33,226)	$(448,302)	(154,341)	$(1,708,830)	(49,486)	$(666,927)	(198,607	$(2,202,832)
Beginning Shares	364,863		519,204		239,975		438,582

Ending Shares	331,637		364,863		190,489		239,975

**Formerly the Multi Cap Portfolio

	Mid Cap Portfolio

	Class Y				Class N

	For the six months ended May 31, 2004		For the year ended November 30, 2003		For the six months ended May 31, 2004		For the year ended November 30, 2003

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	818,508	$8,698,184	5,081,700	$45,558,421	3,225	$35,054	1,731,	$15,357
Shares redeemed	(1,287,600)	(13,867,163)	(3,774,899)	(34,417,797)	(46,950)	(508,896)	(231,131)	(1,979,602)

Net decrease	(469,902)	$(5,168,979)	1,306,801	$11,140,624	(43,725)	$(473,842)	(229,400)	$(1,964,245)
Beginning Shares	11,615,239		10,308,438		2,942,734		3,172,134

Ending Shares	11,146,147		11,615,239		2,899,009		2,942,734

6. Income Tax Information. At November 30, 2003, the investment cost and gross unrealized appreciation and depreciation on investments for tax purposes were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

Small Cap Portfolio	$694,943,502	$152,627,884	$13,297,937	$139,329,947
Real Estate Securities Portfolio	73,394,184	6,239,149	880,907	5,358,242
Micro Cap Portfolio	189,757,285	61,678,225	2,301,073	59,377,152
Growth Portfolio**	68,941,021	15,259,080	757,233	14,501,847
Mid Cap Portfolio	131,511,644	27,399,652	1,400,646	25,999,006

** Formerly the Multi Cap Portfolio

45

BRAZOS MUTUAL FUNDS
May 31, 2004
Notes to Financial Highlights - (Unaudited) - (continued)

At November 30, 2003, undistributed ordinary income and long-term capital gains for federal tax purposes were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

Small Cap Portfolio	$—	$—
Real Estate Securities Portfolio	11,617,831*	11,647,041
Micro Cap Portfolio	—	—
Growth Portfolio**	—	—
Mid Cap Portfolio	—	—

*	Amount includes ordinary income and short-term capital gains.
**	Formerly the Multi Cap Portfolio.

The following net realized capital loss carryforwards at November 30, 2003, may be utilized to offset future capital gains:

	Capital Loss Carryforward	Expiration Through	Capital Loss Carryforward	Expiration Through

Small Cap Portfolio	$140,718,425	11/30/10
Micro Cap Portfolio	57,722,936	11/30/10
Growth Portfolio**	4,922,930	11/30/09	$38,009,897	11/30/10
Mid Cap Portfolio	1,977,483	11/30/09	21,355,800	11/30/10
**	Formerly the Multi Cap Portfolio.

During the six months ended May 31, 2004 the Portfolios paid the following dividends:

	Ordinary Income Dividends	Net Long-Term Capital Gains

Small Cap Portfolio	$—	$—
Real Estate Securities Portfolio	12,104,280	11,647,051
Micro Cap Portfolio	—	—
Growth Portfolio	—	—
Mid Cap Portfolio	—	—

46

BRAZOS MUTUAL FUNDS
May 31, 2004
Notes to Financial Highlights - (Unaudited) - (continued)

During the year ended November 30, 2003 the Portfolios paid the following dividends:

	Ordinary Income Dividends	Net Long-Term Capital Gains

Small Cap Portfolio	$—	$—
Real Estate Securities Portfolio	4,093,358	12,827,754
Micro Cap Portfolio	—	—
Growth Portfolio**	—	—
Mid Cap Portfolio	—	—

**	Formerly the Multi Cap Portfolio.

7. Investment Concentration. Because the Real Estate Securities Portfolio may invest a substantial portion of its assets in Real Estate Investment Trusts (‘‘REITs’’), the Portfolio may also be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free, pass-through of income under the Internal Revenue Code of 1986, as amended (the ‘‘Internal Revenue Code’’) or its failure to maintain exemption from registration under the 1940 Act.

8. Proxy Results. The following are results from the shareholder vote taken on April 7, 2004. The vote was sought to approve permanent advisory agreements with respect to the Real Estate Securities Portfolio.

(1) To vote on the New Investment Advisory Agreement with John McStay Investment Counsel, L.P., on behalf of the Real Estate Securities Portfolio:

	Number of Shares	% of Outstanding Shares	% of Shares Voted

Affirmative	3,500,635.091	52.450%	98.538%
Against	16,626.962	0.249%	0.468%
Abstain	35,311.295	0.529%	0.994%
TOTAL	3,552,573.348	53.228%	100.000%

47

BRAZOS MUTUAL FUNDS
May 31, 2004
Notes to Financial Highlights - (Unaudited) - (continued)

(2) To vote on the New Investment Subadvisory agreement between John McStay Investment Counsel, L.P. and AIG Global Investment Corp., on behalf of the Real Estate Securities Portfolio:

	Number of Shares	% of Outstanding Shares	% of Shares Voted

Affirmative	3,499,965.091	52.440%	98.519%
Against	15,760.962	0.236%	0.444%
Abstain	36,847.295	0.552%	1.037%
TOTAL	3,552,573.348	53.228%	100.000%

(3) To permit John McStay Investment Counsel, L.P. and the Board of Trustees of Brazos Mutual Funds to appoint and replace subadvisers, enter into subadvisory agreements, and approve amendments to subadvisory agreements on behalf of the Real Estate Securities Portfolio without further shareholder approval:

	Number of Shares	% of Outstanding Shares	% of Shares Voted

Affirmative	3,402,057.387	50.973%	95.763%
Against	110,383.338	1.654%	3.107%
Abstain	40,132.623	0.601%	1.130%
TOTAL	3,552,573.348	53.228%	100.000%

Proxy Voting. A description of the Trust’s proxy voting policies and procedures relating to the holdings of each Portfolio is available by calling 1-800-426-9157.

48

www.brazosfunds.com

US Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

TRUSTEES	CUSTODIAN & TRANSFER AGENT

GEORGE W. GAU	U.S. BANK, N.A.
JOHN H. MASSEY	625 WALNUT STREET
DAVID M. REICHERT	CINCINNATI, OH 45202
WAYNE G. WILLEMS

OFFICERS	COUNSEL

KIRKPATRICK & LOCKHART LLP
WAYNE G. WILLEMS	1800 MASSACHUSETTS AVENUE, NW
Chairman of the Board and President	WASHINGTON, DC 20036

PATTI ALMANZA
Vice President, Secretary and
Chief Compliance Officer	AUDITORS

BENJAMIN C. BELL, JR	PRICEWATERHOUSECOOPERS LLP
Chief Financial Officer and Treasure	100 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
CHRISTOPHER L. BUTTS
Chief Marketing Officer

ADMINISTRATORS	DISTRIBUTORS

U.S. BANCORP FUND SERVICES, LLC	QUASAR DISTRIBUTORS, LLC
615 EAST MICHIGAN STREET, 3RD FLOOR	615 EAST MICHIGAN STREET
MILWAUKEE, WI 53202-5207	MILWAUKEE, WI 53202-5207

When used as sales literature, this report must be accompanied or preceded by the Fund’s current prospectus. Distributed 07/04.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

Not applicable at this time.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to the Registrant.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a)   Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President, Treasurer, and CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

2

(b)   There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 11. Exhibits.

(a)    Any code of ethics or amendment thereto. Not applicable to semi-annual reports.

(b)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c)    Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brazos Mutual Funds

By (Signature and Title) /s/ Wayne Willems________________________
           Wayne Willems, President

Date__________________August 6, 2004________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Wayne Willems________________________
Wayne Willems, President

Date_______________August 6, 2004___________________________

By (Signature and Title) /s/ Ben Bell______________________________
Ben Bell, Treasurer

Date_______________August 6, 2004___________________________